UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)     (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Item 1. REPORTS TO STOCKHOLDERS.

Cavalier Funds

ANNUAL REPORT

May 31, 2018

Cavalier Adaptive Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Growth Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Multi Strategy Fund
Cavalier Tactical Rotation Fund

Institutional Class
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	…..……………………………………………………………………………………..	1
Cavalier Adaptive Income Fund	…………………………………………………………………………………………	4
Cavalier Dynamic Growth Fund	…………………………………………………………………………………………	14
Cavalier Fundamental Growth Fund	…………………………………………………………………………………………	22
Cavalier Growth Opportunities Fund	…………………………………………………………………………………………	35
Cavalier Hedged High Income Fund	…………………………………………………………………………………………	45
Cavalier Multi Strategy Fund	…………………………………………………………………………………………	53
Cavalier Tactical Rotation Fund	…………………………………………………………………………………………	62
Notes to Financial Statements	…………………………………………………………………………………………	73
Auditor Opinion	…………………………………………………………………………………………	87
Additional Information	…………………………………………………………………………………………	89

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Investor,
We appreciate the opportunity to present to you the annual report for the period ending May 31st, 2018.
Macro Commentary
As we enter the mid-point of 2018 the equity markets have transitioned from a period of historically record low volatility in 2017 to a current market characterized as choppy and more volatile. The VIX (CBOE Volatility Index), which measures the equity markets expectations of 30-day volatility had remained at a historically very low level for 2017. However, in February of 2018, volatility finally returned with the VIX spiking dramatically over 50 points, and the Dow Jones Industrial Avg and the S&P 500 both incurring a 10% drawdown from the January highs. The sell-off was driven by Fed chief Jerome Powell's comments on the strength of the economy and potential inflation. Market participants viewed these comments as an indication that a sudden inflation spike will cause the Fed to cool the economy off by aggressively raising rates. The Dow Jones incurred two 1,000+ point drops in February, and the S&P 500 incurred three drops greater than 2%. The sharp moves lower in February proved to be a typical bull market correction as the market has slowly moved higher since the February lows.
The equity markets will look to the second half of 2018 with tailwinds from strong expected corporate earnings balancing potential risks to the economy including US trade/tariff wars, yield curve flattening, and rising short term interest rates. On the positive side, S&P 500 earnings numbers and estimates appear to be weathering the trade battles. For the S&P 500 index total Q2 earnings are expected to be up +19% from the same period last year on +8.1% higher revenues. Earnings growth in the last earnings season (Q1 2018) reached its highest level in more than 7 years at +24.6% on +8.7% revenue gains. For full-year 2018, total earnings for the S&P 500 index are expected to be up +20.2% on +6.1% higher revenues. With the backdrop of robust expected earnings for the entirety of 2018, we've seen P/E multiple compression which may signal that US equities should have positive performance in the second half of 2018. Risks to this scenario will likely center around US trade wars and rising short term interest rates causing a potential yield curve inversion. The Trump administration has given no indication that it plans to back down from trade disputes, and it appears the main targets (China, the EU, Canada) are taking the same approach. The total implemented tariffs year to date are around $85 billion, which represents 2.9% of imports and 0.4% of U.S. GDP – currently not recessionary numbers but growing nonetheless. The hundreds of billions of additional tariffs in the news, at this stage, are only a little more than threats, investigations into business practices, or tweets. It is unclear whether these threats will become actual tariffs. However, as more tariffs become implemented, and more time passes without resolutions or new trade arrangements, the higher the likelihood that these tariffs become permanent. As the tariffs continue to cause global concerns, the Fed has continued on its trajectory of gradually raising short term interest rates causing the yield curve to flatten and increasing the risk of a policy error and curve inversion. Historically, an inverted yield curve has been a reliable predictor of recessions. The economy is expanding, inflation is slightly below normal, and the labor market is very tight and the Fed is likely to continue raising rates through 2018. But the Fed's real challenge will be to continue "normalizing" rates without moving too fast, which may be made more difficult with the trade variable now in play.
With markets today surrounded with heightened geopolitical risks, tariff wars, and uncertainty with rising US interest rates in our view it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. The portfolio construction of our Cavalier Equity and Fixed Income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events by gradually, but quickly, reallocating assets to where they will be most effective. Our goal is not to completely avoid downside in a severe bear market but have portfolios that can mitigate downside volatility. We believe we are entering a late stage bull market period where risk management and the effective use of tactical risk management will serve investors well and help them meet their goals.

Market and Fund Performance Recap
 As a recap for market performance as of May 31st, the S&P 500 is up 2.02% from the beginning of 2018, and on a total return basis, the Barclays U.S. Aggregate Bond index is down -1.50%. US small cap and mid cap equities have outperformed large cap and growth has outperformed value. The YTD% returns for international developed markets have been generally flat with the S&P Global BMI up 0.67% since the beginning of 2018 through the end of May. High Yield bonds continue to offer attractive income and yields with a slight negative return YTD. The BofA Merrill Lynch US High Yield Index was down -0.91% for the year through the end of May.
The performance of each Cavalier Fund shown below has been impacted by many elements described in our macro commentary. Rising interests have limited the returns of Cavalier Hedged High Income, however have little impact on Cavalier Adaptive Income as the latter has a lower effective duration and less sensitivity to rising interest rates. The impact of the increase in market volatility in February 2018 had a slight negative impact on Cavalier Dynamic Growth Fund as the fund's derivative investments hedged the fund's portfolio with a short volatility position. The strong economic environment, low inflation, and growth in corporate earnings has provided a strong tailwind for our equity funds including the positive performance in Cavalier Fundamental Growth, Cavalier Growth Opportunities, Cavalier Tactical Rotation, and Cavalier Multi Strategy Funds.
Cavalier Adaptive Income Fund
For the fiscal year ended May 31, 2018 in the Cavalier Adaptive Income Fund, the return on the Institutional Class Shares was 1.93%, and the return on the Class C Shares was 0.94%. This compares to a  -0.37% for the Barclays Capital US Aggregate Bond Index over the same period.
Cavalier Dynamic Growth Fund
For the fiscal year ended May 31, 2018 in the Cavalier Dynamic Growth Fund, the return on the Institutional Class Shares was -1.76%, and the return on the Class C Shares was -2.77%.  This compares to 10.44 % for the S&P Global Broad Market Index over the same period.
Cavalier Fundamental Growth Fund
For the fiscal year ended May 31, 2018 in the Cavalier Fundamental Growth Fund, the return on the Institutional Class Shares was 22.23%, and the return on the Class C Shares was 20.92%.  This compares to 10.44% for the S&P Global Broad Market Index over the same period.
Cavalier Growth Opportunities Fund
For the fiscal year ended May 31, 2018 in the Cavalier Growth Opportunities Fund, the return on the Institutional Class Shares was 19.98%, and the return on the Class C Shares was 18.35%.  This compares to 10.44% for the S&P Global Broad Market Index over the same period.
Cavalier Hedged High Income Fund
For the fiscal year ended May 31, 2018 in the Cavalier Hedged High Income Fund, the return on the Institutional Class Shares was 0.52%, and the return on the Class C Shares was -0.50%.  This compares to 2.29% for the BofA Merrill Lynch US High Yield Index and 1.74% for the Barclays Capital High Yield Index over the same period.

Cavalier Multi Strategy Fund
For the fiscal year ended May 31, 2018 in the Cavalier Multi Strategy Fund, the return on the Institutional Class Shares was 13.87%, and the return on the Class C Shares was 12.75%.  This compares to 14.38% for the S&P 500 Total Return Index and 10.44% for the S&P Global Broad Market Index over the same period.
Cavalier Tactical Rotation Fund
For the fiscal year ended May 31, 2018 in the Cavalier Tactical Rotation Fund, the return on the Institutional Class Shares was 8.28%, and the return on the Class C Shares was 7.10%.  This compares to 14.38% for the S&P 500 Total Return Index and 10.44% for the S&P Global Broad Market Index over the same period.
Summary
Cavalier has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Cavalier Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear and panic during times of market duress. As markets climb higher and may reach new highs in 2018, our goal at Cavalier is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.

Thank you for the continued opportunity to serve you.
Greg Rutherford	Scott Wetherington

Cavalier Investments, LLC	Cavalier Investments, LLC

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Funds' performance.
(RCCAV0718001)

Cavalier Adaptive Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Adaptive Income Fund - Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	1.93%	2.49%	2.73%	10/02/09	5.28%
Barclays Capital US Aggregate Bond Index	-0.37%	1.98%	3.15%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Adaptive Income Fund - Class C Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	0.94%	1.51%	1.67%	02/25/11	6.28%
Barclays Capital US Aggregate Bond Index	-0.37%	1.98%	2.84%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund

Schedule of Investments

As of May 31, 2018
			Shares	Value (Note 1)

PREFERRED STOCK - 6.60%
* Preferred Apartment Communities, Inc.			500	$500,000

Total Preferred Stock (Cost $500,000)				500,000
		Interest	Maturity
ASSET-BACKED SECURITIES - 9.11%	Principal	Rate	Date
Contimortgage Home Equity Loan Trust 1996-3	$269,303	2.713%	9/15/2027	255,452
Drive Auto Receivables Trust 2015-A	112,205	3.060%	5/17/2021	112,359
MASTR Asset Backed Securities Trust 2004-OPT2	155,842	3.460%	9/25/2034	140,990
Morgan Stanley ABS Capital I Inc Trust 2007-NC1	69,772	2.090%	11/25/2036	44,023
Oakwood Mortgage Investors Inc	143,606	2.323%	3/15/2032	136,784

Total Asset-Backed Securities (Cost $691,552)				689,608
		Interest	Maturity
COLLATERALIZED MORTGAGE OBLIGATIONS - 72.23%	Principal	Rate	Date
Adjustable Rate Mortgage Trust 2004-1	$102,470	3.566%	1/25/2035	103,100
Alternative Loan Trust 2005-36	47,716	3.508%	8/25/2035	45,280
Alternative Loan Trust 2005-73CB	107,165	5.500%	1/25/2036	106,339
Alternative Loan Trust 2006-28CB	174,761	6.500%	10/25/2036	42,939
Alternative Loan Trust 2006-28CB	899,320	6.500%	10/25/2036	216,920
Alternative Loan Trust 2006-30T1	119,932	6.250%	11/25/2036	107,011
American Home Mortgage Investment Trust 2004-2	48,410	4.020%	2/25/2044	47,738
Banc of America Funding 2004-3 Trust	72,669	5.750%	10/25/2034	76,830
Banc of America Funding 2004-3 Trust	35,254	5.000%	9/25/2019	35,287
Banc of America Funding 2004-B Trust	79,264	3.118%	12/20/2034	64,833
Banc of America Funding 2006-B Trust	61,456	3.946%	3/20/2036	59,112
Banc of America Funding 2007-7 Trust	576,788	5.616%	9/25/2037	453,299
Banc of America Funding Corp	64,298	7.000%	4/20/2032	65,539
Banc of America Mortgage 2003-J Trust	115,517	3.728%	11/25/2033	116,262
Banc of America Mortgage 2004-J Trust	328,238	3.651%	11/25/2034	326,347
Bear Stearns ALT-A Trust 2004-11	326,615	3.936%	11/25/2034	319,802
Bear Stearns ARM Trust 2003-7	74,119	3.148%	10/25/2033	72,369
Bear Stearns ARM Trust 2004-1	306,102	3.865%	4/25/2034	305,794
Bear Stearns ARM Trust 2004-8	125,217	4.444%	11/25/2034	116,521
CHL Mortgage Pass-Through Trust 2003-44	95,000	5.000%	10/25/2033	97,458
CHL Mortgage Pass-Through Trust 2006-J2	97,339	6.000%	4/25/2036	89,169
Citigroup Mortgage Loan Trust 2006-AR5	267,328	3.952%	7/25/2036	215,012
Citigroup Mortgage Loan Trust Inc	21,539	3.748%	12/26/2034	21,590
Countrywide Asset-Backed Certificates	121,373	5.794%	8/25/2036	121,333
Credit Suisse First Boston Mortgage Securities Corp.	25,706	4.500%	9/25/2019	25,779
Credit Suisse First Boston Mortgage Securities Corp.	145,050	6.000%	9/25/2033	149,530
Credit Suisse First Boston Mortgage Securities Corp.	80,636	6.000%	1/25/2036	71,753
CWABS Asset-Backed Certificates Trust 2006-9	50,558	3.952%	8/25/2036	46,820
CWABS Inc Asset-Backed Certificates Series 2003-BC1	17,203	3.340%	12/25/2032	17,799
CWHEQ Home Equity Loan Trust Series 2007-S1	35,889	5.874%	11/25/2036	36,688
First Horizon Alternative Mortgage Securities Trust 2005-AA12	46,331	3.205%	2/25/2036	42,317
First Horizon Alternative Mortgage Securities Trust 2006-AA4	243,778	4.125%	7/25/2036	219,169
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
First Horizon Mortgage Pass-Through
Trust 2004-AR7	$240,575	3.724%	2/25/2035	$235,582
GSR Mortgage Loan Trust 2004-8F	44,995	6.085%	9/25/2034	36,041
HarborView Mortgage Loan Trust 2004-7	53,429	3.419%	11/19/2034	54,013
HarborView Mortgage Loan Trust 2006-2	32,417	4.075%	2/25/2036	23,841
Hyundai Auto Receivables Trust 2015-C	12,357	1.460%	2/18/2020	12,322
IndyMac INDA Mortgage Loan Trust 2006-AR2	104,491	3.660%	9/25/2036	100,841
JP Morgan Mortgage Trust 2004-A1	11,472	3.555%	2/25/2034	11,839
Lehman Mortgage Trust 2005-3	23,138	5.500%	1/25/2036	20,629
MASTR Adjustable Rate Mortgages Trust 2003-3	84,456	3.179%	9/25/2033	83,537
MASTR Adjustable Rate Mortgages Trust 2004-10	16,366	3.694%	10/25/2034	15,344
MASTR Alternative Loan Trust 2003-8	10,803	5.500%	12/25/2033	11,144
MASTR Asset Securitization Trust 2004-9	186,971	5.250%	7/25/2034	184,382
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-B	166,264	4.360%	5/25/2029	146,213
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1	53,040	3.559%	2/25/2034	51,343
PHH Mortgage Trust Series 2008-CIM2	202,690	4.210%	7/25/2038	198,240
RALI Series 2005-QS17 Trust	115,283	6.000%	12/25/2035	112,137
RBSGC Mortgage Loan Trust 2007-B	14,092	5.325%	1/26/2037	13,456
UCFC Home Equity Loan Trust 1998-D	188,684	7.750%	4/15/2030	180,011
WaMu Mortgage Pass-Through Certificates Series 2003-AR4 Trust	62,499	3.959%	5/25/2033	63,292
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust	54,054	3.356%	8/25/2046	52,201
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-HY1 Trust	24,293	2.050%	2/25/2037	16,443
Wells Fargo Mortgage Backed Securities
2003-K Trust	9,877	3.566%	11/25/2033	10,163

Total Collateralized Mortgage Obligations (Cost $5,467,231)				5,468,753

SHORT-TERM INVESTMENT - 10.08%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.64%			762,632	762,632

Total Short-Term Investment (Cost $762,632)				762,632

Total Value of Investments (Cost $7,421,415) - 98.02%				$7,420,993

Other Assets Less Liabilities - 1.98%				150,091

Net Assets - 100.00%				$7,571,084

§ Represents 7 day effective yield
* Non income-producing investment

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2018

Summary of Investments

	% of Net Assets	Value
Preferred Stock	6.60%	$500,000
Asset-Backed Securities	9.11%	689,608
Collateralized Mortgage Obligations	72.23%	5,468,753
Short-Term Investment	10.08%	762,632
Other Assets Less Liabilities	1.98%	150,091
Total Net Assets	100.00%	$7,571,084

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $7,421,415)	$7,420,993
Cash	2,396
Receivables:
Fund shares sold	54,925
Dividends	866
Due from Advisor	72,923
Interest	36,757
Prepaid expenses:
Registration and filing expenses	10,235
Insurance fees	530

Total assets	7,599,625

Liabilities:
Payables:
Fund shares repurchased	154
Accrued expenses:
Professional fees	17,226
Custody fees	3,030
Distribution and service fees - Class C Shares	2,151
Administration fees	2,040
Compliance fees	2,000
Trustee fees and meeting expenses	1,337
Shareholder fulfillment fees	390
Miscellaneous expenses	150
Fund accounting fees	63

Total liabilities	28,541

Total Net Assets	$7,571,084

Net Assets Consist of:
Paid in capital	$7,739,977
Accumulated net realized loss on investments	(168,471)
Net unrealized depreciation on investments	(422)

Total Net Assets	$7,571,084

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	476,261
Net Assets	$4,822,079
Net Asset Value, Offering Price and Redemption Price Per Share	$10.12

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	281,923
Net Assets	$2,749,005
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.75

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends	$49,622
Interest	270,048

Total Investment Income	319,670

Expenses:
Advisory fees (note 2)	71,085
Registration and filing expenses	47,588
Professional fees	38,304
Fund accounting fees (note 2)	33,711
Transfer agent fees (note 2)	27,501
Administration fees (note 2)	23,999
Distribution and service fees - Class C Shares (note 4)	23,971
Shareholder fulfillment fees	13,269
Compliance fees	9,450
Custody fees (note 2)	8,669
Trustee fees and meeting expenses	8,059
Security pricing fees	2,835
Insurance fees	1,625
Miscellaneous expenses (note 2)	1,334

Total Expenses	311,400

Fees waived and reimbursed by Advisor (note 2)	(196,965)

Net Expenses	114,435

Net Investment Income	205,235

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	23,343

Net change in unrealized depreciation on investments	(107,840)

Net Realized and Unrealized Loss on Investments	(84,497)

Net Increase in Net Assets Resulting from Operations	$120,738

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2018	2017

Operations:
Net investment income			$205,235	$236,866
Net realized gain (loss) from investment transactions			23,343	393,578
Net realized gain from underlying funds			-	1,157
Net change in unrealized depreciation on investments			(107,840)	(66,415)

Net Increase in Net Assets Resulting from Operations			120,738	565,186

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(149,491)	(183,339)
Class C Shares			(55,744)	(55,795)
Return of capital
Institutional Class Shares			(78,103)	-
Class C Shares			(42,085)	-

Decrease in Net Assets Resulting from Distributions			(325,423)	(239,134)

Beneficial Interest Transactions:
Shares sold			2,049,515	1,578,382
Reinvested dividends and distributions			322,967	236,830
Shares repurchased			(1,297,877)	(3,925,408)
Increase (Decrease) from Beneficial Interest Transactions			1,074,605	(2,110,196)

Net Increase (Decrease) in Net Assets			869,920	(1,784,144)

Net Assets:
Beginning of Year			6,701,164	8,485,308
End of Year			$7,571,084	$6,701,164

Undistributed Net Investment Income			$-	$-
	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	121,332	$1,240,230	59,686	$609,864
Reinvested dividends and distributions	22,288	227,091	17,834	182,579
Shares repurchased	(98,963)	(1,009,920)	(353,628)	(3,617,139)
Net Increase (Decrease) in Shares of
Beneficial Interest	44,657	$457,401	(276,108)	$(2,824,696)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	82,556	$809,285	97,493	$968,518
Reinvested dividends and distributions	9,763	95,876	5,458	54,251
Shares repurchased	(29,244)	(287,957)	(31,198)	(308,269)
Net Increase in Shares of
Beneficial Interest	63,075	$617,204	71,753	$714,500

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2018	2017		2016		2015		2014

Net Asset Value, Beginning of Year	$10.42	$9.98		$9.98		$10.15		$10.19

Income (Loss) from Investment Operations
Net investment income (c)	0.38	0.38		0.10		0.17		0.17
Net realized and unrealized gain (loss) on
investments	(0.18)	0.46		(0.00)	(g)(h)	(0.17)		(0.05)

Total from Investment Operations	0.20	0.84		0.10		-		0.12

Less Distributions:
From net investment income	(0.33)	(0.40)		(0.10)		(0.16)		(0.16)
From net realized gains	-	-		-		(0.01)		-
From return of capital	(0.17)	-		-		-		-

Total Distributions	(0.50)	(0.40)		(0.10)		(0.17)		(0.16)

Net Asset Value, End of Year	$10.12	$10.42		$9.98		$9.98		$10.15

Total Return	1.93%	8.54%	(a)	1.02%	(a)	(0.04)%	(a)	1.25%	(a)

Net Assets, End of Year (in thousands)	$4,822	$4,498		$7,063		$19,813		$9,280

Ratios of:
Gross Expenses to Average Net Assets (b)	4.03%	3.90%		2.04%		1.72%		0.70%
Net Expenses to Average Net Assets (b)	1.25%	1.29%		0.94%	(f)	0.88%	(e)	0.70%
Net Investment Income to Average
Net Assets (b)(d)	3.75%	3.68%		0.98%	(f)	1.72%	(e)	1.73%

Portfolio turnover rate	99.44%	110.84%		246.74%		106.26%		127.64%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights

For a share outstanding during each	Class C Shares (h)
of the fiscal years ended May 31,	2018	2017	2016		2015		2014

Net Asset Value, Beginning of Year	$10.07	$9.67	$9.70		$9.87		$9.91

Income (Loss) from Investment Operations
Net investment income (loss)(c)	0.25	0.29	(0.01)		0.08		0.07
Net realized and unrealized gain (loss) on
investments	(0.16)	0.42	0.01	(g)	(0.17)		(0.04)

Total from Investment Operations	0.09	0.71	(0.00)		(0.09)		0.03

Less Distributions:
From net investment income	(0.24)	(0.31)	(0.03)		(0.07)		(0.07)
From net realized gains	-	-	-		(0.01)		-
From return of capital	(0.17)	-	-		-		-

Total Distributions	(0.41)	(0.31)	(0.03)		(0.08)		(0.07)

Net Asset Value, End of Year	$9.75	$10.07	$9.67		$9.70		$9.87

Total Return (a)	0.94%	7.46%	0.05%		(0.97)%		0.29%

Net Assets, End of Year (in thousands)	$2,749	$2,204	$1,422		$756		$818

Ratios of:
Gross Expenses to Average Net Assets (b)	5.07%	5.27%	3.17%		2.72%		1.70%
Net Expenses to Average Net Assets (b)	2.25%	2.28%	2.12%	(f)	1.88%	(e)	1.70%
Net Investment Income (Loss) to Average
Net Assets (b)(d)	2.54%	2.96%	(0.14)%	(f)	0.79%	(e)	0.73%

Portfolio turnover rate	99.44%	110.84%	246.74%		106.26%		127.64%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2018

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dynamic Growth Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	-1.76%	6.31%	7.02%	10/02/09	3.98%
S&P Global Broad Market Index	10.44%	7.05%	7.65%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Dynamic Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dynamic Growth Fund - Class C Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	-2.77%	5.25%	5.18%	02/18/11	4.98%
S&P Global Broad Market Index	10.44%	7.05%	5.63%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Dynamic Growth Fund

Schedule of Investments

As of May 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 94.28%

Debt Fund - 18.43%
SPDR Portfolio Long Term Treasury ETF		112,238	$3,917,106
			3,917,106
Equity Fund - 75.85%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF		91,099	3,174,800
Goldman Sachs ActiveBeta International Equity ETF		109,443	3,296,423
Invesco S&P 500 Low Volatility ETF		39,292	1,839,651
Invesco S&P 500 Quality ETF		50,086	1,514,100
iShares Edge MSCI USA Momentum Factor ETF		10,893	1,199,537
Schwab U.S. Large-Cap Value ETF		29,386	1,569,506
Schwab US Small-Cap ETF		19,507	1,432,009
SPDR S&P 500 ETF Trust		7,741	2,097,347
			16,123,373

Total Exchange-Traded Products (Cost $19,801,531)			20,040,479

SHORT-TERM INVESTMENT - 14.86%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.64%		3,157,780	3,157,780

Total Short-Term Investment (Cost $3,157,780)			3,157,780

Total Value of Investments (Cost $22,959,311) - 109.14%			23,198,259

Liabilities in Excess of Other Assets - (9.14)%			(1,941,783)

Net Assets - 100.00%			$21,256,476

§ Represents 7 day effective yield as of May 31, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Debt Fund	18.43%	$3,917,106
Equity Fund	75.85%	16,123,373
Short-Term Investment	14.86%	3,157,780
Liabilities in Excess of Other Assets	-9.14%	(1,941,783)
Total Net Assets	100.00%	$21,256,476

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $22,959,311)	$23,198,259
Cash	83,050
Receivables:
Fund shares sold	2,578
Dividends and interest	6,238
Prepaid expenses:
Registration and filing expenses	9,430

Total assets	23,299,555

Liabilities:
Due to Broker	1,738,003
Payables:
Fund shares repurchased	270,833
Accrued expenses:
Professional fees	17,226
Interest expense	7,051
Administration fees	2,316
Compliance fees	2,083
Custody fees	1,715
Trustee fees and meeting expenses	1,337
Distribution and service fees - Class C Shares	811
Advisory fees	788
Shareholder fulfillment fees	579
Fund accounting fees	187
Miscellaneous expenses	150

Total liabilities	2,043,079

Total Net Assets	$21,256,476

Net Assets Consist of:
Paid in capital	$21,736,056
Accumulated net investment loss	(43,900)
Accumulated net realized loss on investments	(674,628)
Net unrealized appreciation on investments	238,948

Total Net Assets	$21,256,476

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,042,923
Net Assets	$20,558,407
Net Asset Value, Offering Price and Redemption Price Per Share	$10.06

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	74,470
Net Assets	$698,069
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.37

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends	$234,251
Interest	8,159

Total Investment Income	242,410

Expenses:
Advisory fees (note 2)	172,785
Interest expense	62,443
Registration and filing expenses	47,855
Fund accounting fees (note 2)	34,701
Professional fees	31,361
Transfer agent fees (note 2)	27,501
Administration fees (note 2)	23,999
Shareholder fulfillment fees	16,821
Compliance fees (note 2)	13,427
Distribution and service fees - Class C Shares (note 4)	9,075
Custody fees (note 2)	8,156
Trustee fees and meeting expenses	8,058
Security pricing fees	4,320
Insurance fees	2,697
Miscellaneous expenses (note 2)	1,334

Total Expenses	464,533

Fees waived and reimbursed by Advisor (note 2)	(178,223)

Net Expenses	286,310

Net Investment Loss	(43,900)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	1,495,409
Options written	(2,150,854)
Total realized loss	(655,445)

Net change in unrealized appreciation (depreciation) on:
Investments	(97,212)
Options written	46
Total net change in unrealized depreciation	(97,166)

Net Realized and Unrealized Loss on Investments	(752,611)

Net Decrease in Net Assets Resulting from Operations	$(796,511)

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2018	2017

Operations:
Net investment loss			$(43,900)	$(27,547)
Net realized gain (loss) from investment transactions and options written			(655,445)	1,140,324
Net change in unrealized appreciation (depreciation) on investments
and options written			(97,166)	136,889
Net Increase (Decrease) in Net Assets Resulting from Operations			(796,511)	1,249,666

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			(890,083)	(509,409)
Class C Shares			(49,515)	(65,174)
Decrease in Net Assets Resulting from Distributions			(939,598)	(574,583)

Beneficial Interest Transactions:
Shares sold			20,459,701	753,413
Reinvested dividends and distributions			763,101	567,467
Shares repurchased			(5,548,870)	(6,487,245)
Increase (Decrease) from Beneficial Interest Transactions			15,673,932	(5,166,365)

Net Increase (Decrease) in Net Assets			13,937,823	(4,491,282)

Net Assets:
Beginning of Year			7,318,653	11,809,935
End of Year			$21,256,476	$7,318,653

Accumulated Net Investment Loss			$(43,900)	$-

	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,874,370	$20,278,204	68,630	$708,322
Reinvested dividends and distributions	67,638	713,586	52,486	502,292
Shares repurchased	(498,517)	(5,205,229)	(614,025)	(6,221,940)
Net Increase (Decrease) in Shares of
Beneficial Interest	1,443,491	$15,786,561	(492,909)	$(5,011,326)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	17,812	$181,497	4,731	$45,091
Reinvested dividends and distributions	5,017	49,515	7,178	65,175
Shares repurchased	(35,993)	(343,641)	(27,399)	(265,305)
Net Decrease in Shares of
Beneficial Interest	(13,164)	$(112,629)	(15,490)	$(155,039)

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2018		2017		2016		2015		2014

Net Asset Value, Beginning of Year	$10.73		$9.92		$12.92		$12.15		$11.55

Income (Loss) from Investment Operations
Net investment income (loss)(d)	(0.02)		(0.02)		(0.02)		(0.06)		0.11
Net realized and unrealized gain (loss) on
investments and options written	(0.15)		1.57		(0.93)		1.88		1.08

Total from Investment Operations	(0.17)		1.55		(0.95)		1.82		1.19

Less Distributions from:
Net investment income	-		-		-		(0.11)		(0.13)
Net realized gains	(0.50)		(0.74)		(2.05)		(0.94)		(0.46)

Total Distributions	(0.50)		(0.74)		(2.05)		(1.05)		(0.59)

Net Asset Value, End of Year	$10.06		$10.73		$9.92		$12.92		$12.15

Total Return (a)	(1.76)%		16.50%		(7.71)%		16.26%		10.44%

Net Assets, End of Year (in thousands)	$20,558		$6,431		$10,831		$19,722		$23,879

Ratios of:
Interest Expense to Average Net Assets	0.37%		0.05%		-		-		-
Gross Expenses to Average Net Assets (b)	2.67%	(f)	3.61%	(f)	1.85%		1.27%		0.70%
Net Expenses to Average Net Assets (b)	1.63%	(f)	1.43%	(f)	1.37%	(e)	1.27%	(e)	0.70%
Net Expenses to Average Net Assets
(excluding interest expense)(b)	1.26%		1.38%		1.37%	(e)	1.27%	(e)	0.70%
Net Investment Income (Loss) to Average
Net Assets (b)(c)	(0.20)%		(0.21)%		(0.14)%	(e)	(0.47)%	(e)	0.91%

Portfolio turnover rate	246.80%		159.52%		312.56%		259.65%		425.39%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Includes interest expense.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Class C Shares (g)
of the fiscal years ended May 31,	2018		2017		2016		2015		2014

Net Asset Value, Beginning of Year	$10.13		$9.49		$12.57		$11.97		$11.48

Income (Loss) from Investment Operations
Net investment loss (d)	(0.13)		(0.13)		(0.11)		(0.18)		(0.01)
Net realized and unrealized gain (loss)
on investments and options written	(0.13)		1.51		(0.92)		1.83		1.09

Total from Investment Operations	(0.26)		1.38		(1.03)		1.65		1.08

Less Distributions from:
Net investment income	-		-		-		(0.11)		(0.13)
Net realized gains	(0.50)		(0.74)		(2.05)		(0.94)		(0.46)

Total Distributions	(0.50)		(0.74)		(2.05)		(1.05)		(0.59)

Net Asset Value, End of Year	$9.37		$10.13		$9.49		$12.57		$11.97

Total Return (a)	(2.77)%		15.42%		(8.64)%		15.04%		9.53%

Net Assets, End of Year (in thousands)	$698		$887		$979		$1,208		$1,122

Ratios of:
Interest Expense to Average Net Assets	0.37%		0.05%		-		-		-
Gross Expenses to Average Net Assets (b)	3.87%	(f)	4.82%	(f)	2.95%		2.27%		1.70%
Net Expenses to Average Net Assets (b)	2.63%	(f)	2.43%	(f)	2.40%	(e)	2.27%	(e)	1.70%
Net Expenses to Average Net Assets
(excluding interest expense)(b)	2.26%		2.38%		2.40%	(e)	2.27%	(e)	1.70%
Net Investment Loss to Average
Net Assets (b)(c)	(1.27)%		(1.32)%		(1.02)%	(e)	(1.50)%	(e)	(0.09)%

Portfolio turnover rate	246.80%		159.52%		312.56%		259.65%		425.39%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Includes interest expense.
(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	22.23%	9.53%	11.85%	10/17/13	1.54%
S&P Global Broad Market Index	10.44%	5.71%	5.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class C Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	20.92%	8.40%	11.17%	11/04/13	2.54%
S&P Global Broad Market Index	10.44%	5.71%	5.94%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class A Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
As of May 31, 2018	Inception**	Date	Ratio*
Class A Shares - No Sales Load	2.50%	03/13/18	1.79%
Class A Shares - 4.50% Maximum Sales Load	-2.11%	03/13/18	1.79%
S&P Global Broad Market Index	-2.80%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** Not annualized.
Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund

Schedule of Investments

As of May 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 91.25%

Consumer Discretionary - 9.36%
	Callaway Golf Co.	28,200	$534,108
*	Eldorado Resorts, Inc.	23,700	1,071,240
	Ferrari NV	6,100	801,235
*	Huazhu Group Ltd.	53,200	2,341,332
*	Malibu Boats, Inc.	10,044	430,687
*	MCBC Holdings, Inc.	26,900	793,281
*	Netflix, Inc.	2,100	738,360
*	NVR, Inc.	305	912,115
	The Home Depot, Inc.	6,800	1,268,540
	World Wrestling Entertainment, Inc.	17,400	1,007,286
			9,898,184
Consumer Staples - 0.48%
*	Nomad Foods Ltd.	29,300	509,820
			509,820
Energy - 7.66%
	Delek US Holdings, Inc.	20,200	1,126,756
μ	Ecopetrol SA	83,300	1,790,117
μ	Equinor ASA	18,400	483,000
	HollyFrontier Corp.	7,000	540,260
	Phillips 66	8,500	990,165
*	Profire Energy, Inc.	115,000	538,200
	Valero Energy Corp.	21,700	2,630,040
			8,098,538
Financials - 4.02%
	Arbor Realty Trust, Inc.	37,400	357,544
	CME Group, Inc.	2,900	472,410
	Moelis & Co.	22,209	1,315,883
*	NMI Holdings, Inc.	27,900	464,535
	S&P Global, Inc.	2,400	474,000
	Virtu Financial, Inc.	37,600	1,167,480
			4,251,852
Health Care - 9.40%
*	ABIOMED, Inc.	4,000	1,524,560
*	Align Technology, Inc.	7,750	2,572,612
*	Corcept Therapeutics, Inc.	76,000	1,406,000
*	Enanta Pharmaceuticals, Inc.	7,600	758,404
*	Intuitive Surgical, Inc.	3,105	1,427,275
*	Ligand Pharmaceuticals, Inc.	3,000	576,690
*	Supernus Pharmaceuticals, Inc.	9,100	512,785
	Zoetis, Inc.	13,900	1,163,430
			9,941,756

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 15.96%
*μ	51job, Inc.	5,750	$611,800
*	Axon Enterprise, Inc.	9,000	573,120
	Caterpillar, Inc.	7,600	1,154,516
*	Cimpress NV	4,200	584,766
*	Copart, Inc.	9,300	509,919
*	Covenant Transportation Group, Inc.	25,400	764,032
	Deere & Co.	4,300	642,893
	Federal Signal Corp.	17,000	406,130
	Golden Ocean Group Ltd.	48,000	415,680
	H&E Equipment Services, Inc.	19,600	677,572
	HEICO Corp.	8,500	780,810
	Knight-Swift Transportation Holdings, Inc.	9,700	394,596
	McGrath RentCorp	5,100	331,908
	Northrop Grumman Corp.	6,000	1,963,500
	Old Dominion Freight Line, Inc.	3,200	499,072
*	PGT Innovations, Inc.	29,300	606,510
*	Safe Bulkers, Inc.	94,800	338,436
	Spartan Motors, Inc.	16,800	260,400
	The Boeing Co.	4,300	1,514,288
*	Trex Co., Inc.	13,750	1,620,163
*	TriNet Group, Inc.	9,400	504,216
	Werner Enterprises, Inc.	18,600	729,120
*	XPO Logistics, Inc.	9,400	989,350
			16,872,797
Information Technology - 31.66%
*	58.com, Inc.	6,200	503,564
*	Adobe Systems, Inc.	4,200	1,046,976
*	Appfolio, Inc.	19,200	1,136,640
	Applied Materials, Inc.	41,700	2,117,526
*	Arista Networks, Inc.	9,500	2,389,820
	Autohome, Inc.	11,800	1,330,096
*	Baidu, Inc.	3,800	921,728
*	Daqo New Energy Corp.	39,600	2,283,336
	DXC Technology Co.	18,000	1,657,980
*	Electro Scientific Industries, Inc.	18,000	353,160
*	Fortinet, Inc.	6,900	422,142
	Hollysys Automation Technologies Ltd.	45,200	1,078,924
*	InterXion Holding NV	7,300	466,178
*	IPG Photonics Corp.	10,800	2,605,716
*	Lumentum Holdings, Inc.	17,500	1,028,125
*	Mellanox Technologies Ltd.	6,000	512,400
*	Micron Technology, Inc.	22,600	1,301,534
*	Mimecast Ltd.	9,400	418,958
	MiX Telematics Ltd.	40,500	790,560

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
*	Nice Ltd.	7,300	$771,975
*	Novanta, Inc.	12,500	810,625
	NVIDIA Corp.	14,630	3,689,540
*	Paycom Software, Inc.	8,100	854,307
*	PayPal Holdings, Inc.	14,000	1,148,980
*	Radware Ltd.	16,700	389,611
*	Take-Two Interactive Software, Inc.	6,700	750,936
*	TechTarget, Inc.	14,900	399,916
*	Weibo Corp.	15,140	1,542,917
*	WNS Holdings Ltd.	14,800	756,872
			33,481,042
Materials - 11.17%
	Boise Cascade Co.	59,500	2,838,150
	FMC Corp.	12,650	1,101,688
	Kronos Worldwide, Inc.	52,000	1,286,480
	Methanex Corp.	10,900	743,380
	Rayonier Advanced Materials, Inc.	36,400	651,924
μ	Sociedad Quimica y Minera de Chile SA	40,400	2,106,052
	Teck Resources Ltd.	15,400	418,418
μ	Ternium SA	10,000	357,200
	The Chemours Co.	23,200	1,136,336
	Westlake Chemical Corp.	10,150	1,174,660
			11,814,288
Real Estate - 1.54%
	Rexford Industrial Realty, Inc.	45,200	1,413,404
	Terreno Realty Corp.	5,700	217,227
			1,630,631

	Total Common Stocks (Cost $80,238,574)		96,498,908

LIMITED PARTNERSHIP - 1.09%
	Viper Energy Partners LP	35,300	1,150,074

	Total Limited Partnership (Cost $1,059,052)		1,150,074

SHORT-TERM INVESTMENT - 5.69%
§	Fidelity Investments Money Market Government Portfolio -
	Institutional Class, 1.64%	6,012,334	6,012,334

	Total Short-Term Investment (Cost $6,012,334)		6,012,334

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2018
				Value (Note 1)

Total Value of Investments (Cost $87,309,960) - 98.03%				$103,661,316

Other Assets Less Liabilities - 1.97%				2,077,360

	Net Assets - 100.00%			$105,738,676

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	NV - Netherlands Security

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	9.36%	$9,898,184
	Consumer Staples	0.48%	509,820
	Energy	7.66%	8,098,538
	Financials	4.02%	4,251,852
	Health Care	9.40%	9,941,756
	Industrials	15.96%	16,872,797
	Information Technology	31.66%	33,481,042
	Materials	11.17%	11,814,288
	Real Estate	1.54%	1,630,631
	Limited Partnership	1.09%	1,150,074
	Short-Term Investment	5.69%	6,012,334
	Other Assets Less Liabilities	1.97%	2,077,360
	Total Net Assets	100.00%	$105,738,676

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $87,309,960)	$103,661,316
Receivables:
Investments sold	2,378,354
Fund shares sold	543,350
Dividends and interest	82,199
Prepaid expenses:
Registration and filing expenses	16,974
Insurance fees	2,971

Total assets	106,685,164

Liabilities:
Payables:
Investments purchased	840,070
Fund shares repurchased	41,374
Accrued expenses:
Advisory fees	30,024
Professional fees	17,225
Administration fees	9,562
Distribution and service fees - Class C Shares and Class A Shares	2,355
Custody fees	2,090
Compliance fees	2,000
Trustee fees and meeting expenses	1,337
Shareholder fulfillment fees	301
Miscellaneous expenses	150

Total liabilities	946,488

Total Net Assets	$105,738,676

Net Assets Consist of:
Paid in capital	$84,578,569
Accumulated net investment loss	(220,364)
Undistributed net realized gain on investments	5,029,115
Net unrealized appreciation on investments	16,351,356

Total Net Assets	$105,738,676

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,365,038
Net Assets	$102,232,662
Net Asset Value, Offering Price and Redemption Price Per Share	$16.06

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	195,241
Net Assets	$3,028,466
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$15.51

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	46,612
Net Assets	$477,548
Net Asset Value and Redemption Price Per Share	$10.25
Maximum Offering Price Per Share ($10.25 ÷ 95.50%)(b)	$10.73

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.
See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends (net of withholding taxes of $22,920)	$712,187

Total Investment Income	712,187

Expenses:
Advisory fees (note 2)	825,670
Administration fees (note 2)	82,567
Registration and filing expenses	43,138
Fund accounting fees (note 2)	41,176
Professional fees	35,376
Shareholder fulfillment fees	32,903
Transfer agent fees (note 2)	28,801
Distribution and service fees - Class C Shares (note 4)	25,112
Custody fees (note 2)	24,485
Security pricing fees	9,268
Compliance fees (note 2)	8,705
Trustee fees and meeting expenses	8,059
Insurance fees	4,100
Miscellaneous expenses	1,334
Distribution and service fees - Class A Shares (note 4)	134

Total Expenses	1,170,828

Advisory fees waived (note 2)	(112,701)

Net Expenses	1,058,127

Net Investment Loss	(345,940)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	10,734,496
Net change in unrealized appreciation on investments	4,858,762

Net Realized and Unrealized Gain on Investments	15,593,258

Net Increase in Net Assets Resulting from Operations	$15,247,318

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2018	2017

Operations:
Net investment income (loss)			$(345,940)	$119,304
Net realized gain from investment transactions			10,734,496	1,768,352
Net change in unrealized appreciation on investments			4,858,762	8,024,670

Net Increase in Net Assets Resulting from Operations			15,247,318	9,912,326

Distributions to Shareholders From:
Net Investment income
Institutional Class Shares			-	(73,709)
Class C Shares			-	(6,614)

Net realized gains
Institutional Class Shares			(3,249,829)	-
Class C Shares			(103,586)	-

Decrease in Net Assets Resulting from Distributions			(3,353,415)	(80,323)

Beneficial Interest Transactions:
Shares sold			53,677,037	30,586,438
Reinvested dividends and distributions			3,228,360	70,120
Shares repurchased			(28,625,612)	(27,958,966)

Increase from Beneficial Interest Transactions			28,279,785	2,697,592

Net Increase in Net Assets			40,173,688	12,529,595

Net Assets:
Beginning of Year			65,564,988	53,035,393
End of Year			$105,738,676	$65,564,988

Accumulated Net Investment Income (Loss)			$(220,364)	$38,981

	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,390,521	$51,980,803	2,488,601	$30,265,015
Reinvested dividends and distributions	212,715	3,124,774	5,355	63,507
Shares repurchased	(1,849,014)	(27,514,690)	(1,808,777)	(21,986,248)
Net Increase in Shares of
Beneficial Interest	1,754,222	$27,590,887	685,179	$8,342,274

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	83,831	$1,236,661	26,999	$321,423
Reinvested dividends and distributions	7,269	103,586	569	6,613
Shares repurchased	(76,991)	(1,110,922)	(510,326)	(5,972,718)
Net Increase (Decrease) in Shares of
Beneficial Interest	14,109	$229,325	(482,758)	$(5,644,682)

Class A Shares (a)	Shares	Amount
Shares sold	46,612	$459,573
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Shares of
Beneficial Interest	46,612	$459,573
(a) For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.
See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2018	2017	2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$13.69	$11.58	$12.77		$11.09		$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (e)	(0.06)	0.03	0.01		0.03		(0.04)
Net realized and unrealized gain (loss) on
investments	3.05	2.10	(1.19)		1.65		1.13

Total from Investment Operations	2.99	2.13	(1.18)		1.68		1.09

Less Distributions from:
Net investment income	-	(0.02)	(0.01)		-		-
Net realized gains	(0.62)	-	-		-		-

Total Distributions	(0.62)	(0.02)	(0.01)		-		-

Net Asset Value, End of Period	$16.06	$13.69	$11.58		$12.77		$11.09

Total Return (c)	22.23%	18.42%	(9.21)%		15.15%		10.90%	(b)

Net Assets, End of Period (in thousands)	$102,233	$63,142	$45,453		$53,713		$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.39%	1.55%	1.51%		1.55%		1.25%	(a)
Net Expenses to Average Net Assets (d)	1.25%	1.18%	1.11%	(g)	1.13%	(g)	1.25%	(a)
Net Investment Income (Loss) to
Average Net Assets (d)(h)	(0.39)%	0.29%	0.05%	(g)	0.23%	(g)	(0.64)%	(a)

Portfolio turnover rate	124.11%	135.58%	172.08%		95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (h)
fiscal years or period ended May 31,	2018	2017	2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$13.38	$11.42	12.72		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.20)	(0.06)	(0.11)		(0.11)		(0.10)
Net realized and unrealized gain (loss) on
investments	2.95	2.04	(1.18)		1.67		1.26

Total from Investment Operations	2.75	1.98	(1.29)		1.56		1.16

Less Distributions from:
Net investment income	-	(0.02)	(0.01)		-		-
Net realized gains	(0.62)	-	-		-		-

Total from Investment Operations	(0.62)	(0.02)	(0.01)		-		-

Net Asset Value, End of Period	$15.51	$13.38	11.42		$12.72		$11.16

Total Return (c)	20.92%	17.37%	(10.11)%		13.98%		11.60%	(b)

Net Assets, End of Period (in thousands)	$3,028	$2,423	7,582		$6,840		$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.39%	2.49%	2.51%		2.55%		2.25%	(a)
Net Expenses to Average Net Assets (d)	2.25%	2.13%	2.11%	(g)	2.13%	(g)	2.25%	(a)
Net Investment Loss to Average
Net Assets (d)(i)	(1.39)%	(0.51)%	(0.96)%	(g)	(0.93)%	(g)	(1.69)%	(a)

Portfolio turnover rate	124.11%	135.58%	172.08%		95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(i)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during the period from March 13, 2018
(Date of Initial Public Investment) through May 31, 2018	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.00)	(h)
Net realized and unrealized gain on
investments	0.25

Total from Investment Operations	0.25

Less Distributions from:
Net investment income	-
Net realized gains	-

Total from Investment Operations	-

Net Asset Value, End of Period	$10.25

Total Return (c)(g)	2.50%	(b)

Net Assets, End of Period (in thousands)	$478

Ratios of:
Gross Expenses to Average Net Assets (d)	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.20)%	(a)

Portfolio turnover rate	124.11%	(b)(i)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Does not include impact of sales charge, if any.
(h) Less than $0.01 per share.
(i) Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	19.98%	10.66%	11.57%	09/20/12	3.14%
S&P Global Broad Market Index	10.44%	7.05%	7.95%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Class C Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	18.35%	9.65%	10.84%	09/26/12	4.14%
S&P Global Broad Market Index	10.44%	7.05%	7.28%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Class A Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2018	Inception**	Date	Ratio*
Class A Shares - No Sales Load	1.50%	04/16/18	3.39%
Class A Shares - 4.50% Maximum Sales Load	-3.07%	04/16/18	3.39%
S&P Global Broad Market Index	-0.53%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** Not annualized.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund

Schedule of Investments

As of May 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.98%

Equity Fund - 96.98%
* First Trust Dow Jones Internet Index Fund		28,227	$3,793,991
iShares Global Tech ETF		22,595	3,771,558
iShares MSCI Japan Small-Cap ETF		46,242	3,726,180
iShares PHLX Semiconductor ETF		19,912	3,732,106
iShares U.S. Financial Services ETF		28,595	3,769,965
iShares U.S. Medical Devices ETF		19,023	3,765,413
iShares US Aerospace & Defense ETF		18,770	3,736,919
SPDR S&P Biotech ETF		40,558	3,876,939
SPDR S&P Insurance ETF		123,419	3,751,938
Utilities Select Sector SPDR Fund		73,876	3,766,937

Total Exchange-Traded Products (Cost $36,641,443)			37,691,946

SHORT-TERM INVESTMENT - 2.24%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.64%		872,396	872,396

Total Short-Term Investment (Cost $872,396)			872,396

Total Value of Investments (Cost $37,513,839) - 99.22%			$38,564,342

Other Assets Less Liabilities - 0.78%			302,831

Net Assets - 100.00%			$38,867,173

§ Represents 7 day effective yield
* Non income-producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	96.98%	$37,691,946
Short-Term Investment	2.24%	872,396
Other Assets Less Liabilities	0.78%	302,831
Total Net Assets	100.00%	$38,867,173

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $37,513,839)	38,564,342
Receivables:
Fund shares sold	315,478
Dividends and interest	1,163
Due from Advisor	18,955
Prepaid expenses:
Registration and filing expenses	15,338
Insurance fees	1,546

Total assets	38,916,822

Liabilities:
Payables:
Fund shares repurchased	22,772
Accrued expenses:
Professional fees	17,226
Administration fees	3,616
Custody fees	1,715
Trustee fees and meeting expenses	1,337
Compliance fees	1,125
Distribution and service fees - Class C Shares and Class A Shares	756
Fund accounting fees	576
Shareholder fulfillment fees	376
Miscellaneous expenses	150

Total liabilities	49,649

Net Assets	$38,867,173

Net Assets Consist of:
Paid in capital	$34,610,727
Accumulated net investment loss	(170,410)
Accumulated net realized gain on investments	3,376,353
Net unrealized appreciation on investments	1,050,503

Total Net Assets	$38,867,173

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$37,778,339
Net Asset Value, Offering Price and Redemption Price Per Share	17.45

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$1,078,682
Net Asset Value, Offering Price and Redemption Price Per Share (a)	16.81

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$10,152
Net Asset Value and Redemption Price Per Share	10.15
Maximum Offering Price Per Share ($10.15 ÷ 95.50%)(b)	10.63
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.
See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends	$253,717

Total Investment Income	253,717

Expenses:
Advisory fees (note 2)	335,911
Registration and filing expenses	41,929
Fund accounting fees (note 2)	36,804
Administration fees (note 2)	30,639
Transfer agent fees (note 2)	28,278
Professional fees	27,996
Shareholder fulfillment fees	24,121
Distribution and service fees - Class C Shares (note 4)	9,703
Trustee fees and meeting expenses	8,059
Custody fees (note 2)	8,026
Compliance fees (note 2)	6,205
Security pricing fees	2,033
Insurance fees	2,000
Miscellaneous expenses (note 2)	1,334
Distribution and service fees - Class A Shares (note 4)	3

Total Expenses	563,041

Fees waived and reimbursed by the Advisor (note 2)	(138,914)

Net Expenses	424,127

Net Investment Loss	(170,410)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	5,252,964
Net change in unrealized appreciation on investments	162,131

Net Realized and Unrealized Gain on Investments	5,415,095

Net Increase in Net Assets Resulting from Operations	$5,244,685

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statements of Changes in Net Assets

For the years ended May 31,			2018	2017

Operations:
Net investment income (loss)			$(170,410)	$35,430
Net realized gain from investment transactions			5,252,964	2,409,934
Net change in unrealized appreciation on investments			162,131	312,798

Net Increase in Net Assets Resulting from Operations			5,244,685	2,758,162

Distributions to Shareholders:
Net investment income
Institutional Class Shares			(34,280)	(19,937)
Class C Shares			(1,150)	(5,533)

Decrease in Net Assets Resulting from Distributions			(35,430)	(25,470)

Beneficial Interest Transactions:
Shares sold			17,735,846	16,890,444
Reinvested dividends and distributions			34,983	25,283
Shares repurchased			(7,132,842)	(10,901,469)

Increase from Beneficial Interest Transactions			10,637,987	6,014,258

Net Increase in Net Assets			15,847,242	8,746,950

Net Assets:
Beginning of Year			23,019,931	14,272,981
End of Year			$38,867,173	$23,019,931

Accumulated Net Investment Income (Loss)			$(170,410)	$35,430
	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,046,420	$17,299,809	1,198,483	$16,661,021
Reinvested dividends and distributions	2,032	33,833	1,506	19,750
Shares repurchased	(404,255)	(6,763,551)	(365,570)	(4,733,933)
Net Increase in Shares of
Beneficial Interest	644,197	$10,570,091	834,419	$11,946,838

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	26,814	$426,037	17,754	$229,423
Reinvested dividends and distributions	71	1,150	431	5,533
Shares repurchased	(23,947)	(369,291)	(487,464)	(6,167,536)
Net Increase (Decrease) in Shares of
Beneficial Interest	2,938	$57,896	(469,279)	$(5,932,580)

Class A Shares (a)	Shares	Amount
Shares sold	1,000	$10,000
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Shares of
Beneficial Interest	1,000	$10,000

(a)	For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2018	2017		2016		2015		2014

Net Asset Value, Beginning of Year	$14.56	$11.81		13.13		$12.93		$11.19

Income (Loss) from Investment Operations
Net investment income (loss) (d)	(0.08)	0.05		0.05		0.05		0.09
Net realized and unrealized gain (loss)
on investments	2.99	2.73		(1.22)		0.65		1.74

Total from Investment Operations	2.91	2.78		(1.17)		0.70		1.83

Less Distributions From:
Net investment income	(0.02)	(0.03)		-		(0.06)		(0.09)
Net realized gains	-	-		(0.15)		(0.44)		-

Total Distributions	(0.02)	(0.03)		(0.15)		(0.50)		(0.09)

Net Asset Value, End of Year	$17.45	$14.56		11.81		$13.13		$12.93

Total Return	19.98%	23.53%	(a)	(8.92)%	(a)	5.63%	(a)	16.36%	(a)

Net Assets, End of Year (in thousands)	$37,778	$22,149		8,113		$41,049		$9,080

Ratios of:
Gross Expenses to Average Net Assets (b)	1.81%	2.56%		1.22%		1.25%		0.70%
Net Expenses to Average Net Assets (b)	1.35%	1.24%		0.91%	(f)	0.93%	(e)	0.70%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.52)%	0.39%		0.41%	(f)	0.41%	(e)	0.72%

Portfolio turnover rate	491.30%	439.72%		284.69%		50.59%		3.26%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights

For a share outstanding during each	Class C Shares (g)
of the fiscal years ended May 31,	2018	2017		2016		2015		2014

Net Asset Value, Beginning of Year	$14.22	$11.61		13.04		$12.97		$11.28

Income (Loss) from Investment Operations
Net investment loss (d)	(0.28)	(0.01)		(0.07)		(0.13)		(0.03)
Net realized and unrealized gain (loss)
on investments	2.89	2.65		(1.21)		0.70		1.80

Total from Investment Operations	2.61	2.64		(1.28)		0.57		1.77

Less Distributions From:
Net investment income	(0.02)	(0.03)		-		(0.06)		(0.08)
Net realized gains	-	-		(0.15)		(0.44)		-

Total Distributions	(0.02)	(0.03)		(0.15)		(0.50)		(0.08)

Net Asset Value, End of Year	$16.81	$14.22		11.61		$13.04		$12.97

Total Return	18.35%	22.73%	(a)	(9.84)%	(a)	4.64%	(a)	15.72%	(a)

Net Assets, End of Year (in thousands)	$1,079	$871		6,160		$7,229		$178

Ratios of:
Gross Expenses to Average Net Assets (b)	2.81%	2.91%		2.22%		2.25%		1.70%
Net Expenses to Average Net Assets (b)	2.35%	2.14%		1.84%	(f)	1.93%	(e)	1.70%
Net Investment Loss to Average
Net Assets (b)(c)	(1.80)%	(0.09)%		(0.56)%	(f)	(1.00)%	(e)	(0.28)%

Portfolio turnover rate	491.30%	439.72%		284.69%		50.59%		3.26%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights

For a share outstanding during the period from April 16, 2018
(Date of Initial Public investment) through May 31, 2018	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.02)
Net realized and unrealized gain
on investments	0.17

Total from Investment Operations	0.15

Less Distributions From:
Net investment income	-
Net realized gains	-

Total Distributions	-

Net Asset Value, End of Period	$10.15

Total Return (f)	1.50%	(b)

Net Assets, End of Period (in thousands)	$10

Ratios of:
Gross Expenses to Average Net Assets (c)	2.00%	(a)
Net Expenses to Average Net Assets (c)	1.60%	(a)
Net Investment Loss to Average
Net Assets (c)(d)	(1.59)%	(a)

Portfolio turnover rate	491.30%	(b)(g)

(a) Annualized.
(b) Not annualized.
(c) Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f) Does not include impact of sales charge, if any.
(g) Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.

See Notes to Financial Statements

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged High Income Fund - Institutional Class Shares versus the Bank of America Merrill Lynch US High Yield Index and the Barclays Capital High Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	0.52%	3.92%	4.39%	09/20/12	4.77%
Bank of America Merrill Lynch US High Yield Index	2.29%	4.87%	5.49%	N/A	N/A
Barclays Capital High Yield Index**	1.74%	4.57%	5.31%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** The Fund previously compared its performance against the Barclays High Yield Index.

The Advisor believes the Bank of America Merrill Lynch US High Yield Index will better align with the goals and objectives of the Fund more accurately.  The Bank of America Merrill Lynch US High Yield Index will replace the Barclays Capital High Yield Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged High Income Fund - Class C Shares versus the Bank of America Merrill Lynch US High Yield Index and the Barclays Capital High Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	-0.50%	3.06%	3.47%	09/26/12	5.77%
Bank of America Merrill Lynch US High Yield Index	2.29%	4.87%	5.67%	N/A	N/A
Barclays Capital High Yield Index**	1.74%	4.57%	5.47%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** The Fund previously compared its performance against the Barclays High Yield Index.

The Advisor believes the Bank of America Merrill Lynch US High Yield Index will better align with the  goals and objectives of the Fund more accurately.  The Bank of America Merrill Lynch US High Yield Index will replace the Barclays Capital High Yield Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund

Schedule of Investments

As of May 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 19.46%

Debt Fund - 14.59%
SPDR Bloomberg Barclays High Yield Bond ETF		140,354	$5,000,813

Equity Fund - 4.87%
InfraCap MLP ETF		219,490	1,668,124

Total Exchange-Traded Products (Cost $6,794,741)			6,668,937

MUTUAL FUNDS - 71.39%

Debt Funds - 71.39%
Lord Abbett High Yield Fund - Class I		658,834	4,914,899
Vanguard High-Yield Corporate Fund		3,425,057	19,557,076

Total Mutual Funds (Cost $24,821,164)			24,471,975

PREFERRED STOCK - 5.83%

Real Estate - 5.83%
* Preferred Apartment Communities, Inc.		2,000	2,000,000

Total Preferred Stock (Cost $2,000,000)			2,000,000

SHORT-TERM INVESTMENT - 3.08%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.64%		1,055,922	1,055,922

Total Short-Term Investment (Cost $1,055,922)			1,055,922

Total Value of Investments (Cost $34,671,827) - 99.76%			$34,196,834

Other Assets Less Liabilities - 0.24%			81,361

Net Assets - 100.00%			$34,278,195

§ Represents 7 day effective yield
* Non-income producing investment

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	19.46%	$6,668,937
Mutual Funds	71.39%	24,471,975
Preferred Stock	5.83%	2,000,000
Short-Term Investment	3.08%	1,055,922
Other Assets Less Liabilities	0.24%	81,361
Total Net Assets	100.00%	$34,278,195

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $34,671,827)	$34,196,834
Receivables:
Dividends	113,983
Fund shares purchased	5,478
Due from Advisor	32,192
Prepaid expenses:
Registration and filing expenses	15,072

Total assets	34,363,559

Liabilities:
Payables:
Fund share repurchased	53,296
Accrued expenses:
Professional fees	17,225
Administration fees	3,202
Miscellaneous expenses	3,193
Insurance fees	2,321
Custody fees	2,109
Trustee fees and meeting expenses	1,337
Distribution and service fees - Class C Shares	1,054
Compliance fees	750
Shareholder fulfillment fees	579
Fund accounting fees	298

Total liabilities	85,364

Net Assets	$34,278,195

Net Assets Consist of:
Paid in capital	$36,588,715
Undistributed net investment income	75,821
Accumulated net realized loss on investments	(1,911,348)
Net unrealized depreciation on investments	(474,993)

Total Net Assets	$34,278,195

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,362,480
Net Assets	$33,015,658
Net Asset Value, Offering Price and Redemption Price Per Share	$9.82

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	130,037
Net Assets	$1,262,537
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.71

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends	$564,717

Total Investment Income	564,717

Expenses:
Advisory fees (note 2)	102,651
Registration and filing expenses	45,748
Fund accounting fees (note 2)	34,026
Professional fees	29,513
Transfer agent fees (note 2)	27,501
Administration fees (note 2)	25,196
Distribution and service fees - Class C Shares (note 4)	17,052
Shareholder fulfillment fees	13,629
Trustee fees and meeting expenses	8,059
Custody fees (note 2)	5,655
Compliance fees	5,580
Insurance expenses	4,650
Other operating expenses	4,158
Security pricing fees	1,300
Miscellaneous expenses (note 2)	1,200

Total Expenses	325,918

Fees waived and reimbursed by Advisor (note 2)	(181,142)

Net Expenses	144,776

Net Investment Income	419,941

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	10,233
Net change in unrealized depreciation on investments	(546,469)

Realized and Unrealized Loss on Investments	(536,236)

Net Decrease in Net Assets Resulting from Operations	$(116,295)

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2018	2017

Operations:
Net investment income			$419,941	$170,240
Net realized gain from investment transactions			10,233	495,629
Net change in unrealized appreciation (depreciation) on investments			(546,469)	79,485

Net Increase (Decrease) in Net Assets Resulting from Operations			(116,295)	745,354

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(363,284)	(96,075)
Class C Shares			(57,752)	(19,235)

Decrease in Net Assets Resulting from Distributions			(421,036)	(115,310)

Beneficial Interest Transactions:
Shares sold			29,994,580	1,983,128
Reinvested dividends and distributions			305,992	113,557
Shares repurchased			(1,788,941)	(4,664,341)

Increase (Decrease) from Beneficial Interest Transactions			28,511,631	(2,567,656)

Net Increase (Decrease) in Net Assets			27,974,300	(1,937,612)

Net Assets:
Beginning of Year			6,303,895	8,241,507
End of Year			$34,278,195	$6,303,895

Undistributed Net Investment Income			$75,821	$76,916
	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,968,282	$29,449,970	137,718	$1,347,627
Reinvested dividends and distributions	24,801	248,240	9,415	94,322
Shares repurchased	(100,211)	(1,003,947)	(476,718)	(4,598,222)
Net Increase (Decrease) in Shares of
Beneficial Interest	2,892,872	$28,694,263	(329,585)	$(3,156,273)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	54,195	$544,610	62,807	$635,501
Reinvested dividends and distributions	5,803	57,752	1,924	19,235
Shares repurchased	(80,129)	(784,994)	(6,685)	(66,119)
Net Increase (Decrease) in Shares of
Beneficial Interest	(20,131)	$(182,632)	58,046	$588,617

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years ended May 31,	2018	2017		2016		2015		2014

Net Asset Value, Beginning of Year	$10.20	$9.25		$9.63		$10.74		$10.23

Income (Loss) from Investment Operations
Net investment income (d)	0.42	0.27		0.27		0.38		0.52
Net realized and unrealized gain (loss)
on investments	(0.37)	0.88		(0.41)		(0.93)		0.58

Total from Investment Operations	0.05	1.15		(0.14)		(0.55)		1.10

Less Distributions:
From net investment income	(0.43)	(0.20)		(0.20)		(0.34)		(0.55)
From net realized gains	-	-		(0.04)		(0.22)		(0.04)

Total Distributions	(0.43)	(0.20)		(0.24)		(0.56)		(0.59)

Net Asset Value, End of Year	$9.82	$10.20		$9.25		$9.63		$10.74

Total Return	0.52%	12.45%	(a)	(1.40)%	(a)	(2.19)%	(a)	11.18%	(a)

Net Assets, End of Year (in thousands)	$33,016	$4,789		$7,392		$32,214		$16,552

Ratios of:
Gross Expenses to Average Net Assets (b)	2.88%	4.06%		2.00%		1.23%		0.70%
Net Expenses to Average Net Assets (b)	1.25%	1.40%		1.01%	(f)	0.90%	(e)	0.70%
Net Investment Income to Average Net Assets (b)(c)	4.18%	2.77%		2.89%	(f)	5.40%	(e)	5.26%

Portfolio turnover rate	13.23%	184.78%		327.01%		64.51%		75.79%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (g)
fiscal years ended May 31,	2018	2017		2016		2015		2014

Net Asset Value, Beginning of Year	$10.09	$9.22		$9.67		$10.76		$10.17

Income (Loss) from Investment Operations
Net investment income (d)	0.35	0.19		0.01		0.49		0.47
Net realized and unrealized gain (loss)
on investments	(0.40)	0.86		(0.26)		(0.82)		0.61

Total from Investment Operations	(0.05)	1.05		(0.25)		(0.33)		1.08

Less Distributions:
From net investment income	(0.33)	(0.18)		(0.16)		(0.42)		(0.45)
From net realized gains	-	-		(0.04)		(0.34)		(0.04)

Total Distributions	(0.33)	(0.18)		(0.20)		(0.76)		(0.49)

Net Asset Value, End of Year	$9.71	$10.09		$9.22		$9.67		$10.76

Total Return	(0.50)%	11.38%	(a)	(2.53)%	(a)	(3.01)%	(a)	11.00%	(a)

Net Assets, End of Year (in thousands)	$1,263	$1,515		$850		$576		$644

Ratios of:
Gross Expenses to Average Net Assets (b)	4.54%	5.48%		3.00%		2.23%		1.70%
Net Expenses to Average Net Assets (b)	2.25%	2.37%		2.21%	(f)	1.90%	(e)	1.70%
Net Investment Income to Average Net Assets (b)(c)	3.52%	1.93%		0.08%	(f)	4.40%	(e)	4.26%

Portfolio turnover rate	13.23%	184.78%		327.01%		64.51%		75.79%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e) Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Multi Strategy Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Multi Strategy Fund - Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	13.87%	6.95%	8.24%	09/20/12	5.48%
S&P 500 Total Return Index	14.38%	12.98%	13.80%	N/A	N/A
S&P Global Broad Market Index**	10.44%	7.05%	7.95%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** The Fund previously compared its performance against the S&P Global Broad Market Index.

The Advisor believes the S&P 500 Total Return Index will better align with the goals and objectives of the Fund more accurately.  The S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Multi Strategy Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Multi Strategy Fund - Class C Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	12.75%	5.82%	7.40%	09/26/12	6.48%
S&P 500 Total Return Index	14.38%	12.98%	14.21%	N/A	N/A
S&P Global Broad Market Index**	10.44%	7.05%	7.28%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** The Fund previously compared its performance against the S&P Global Broad Market Index.

The Advisor believes the S&P 500 Total Return Index will better align with the goals and  objectives of the Fund more accurately.  The S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Multi Strategy Fund

Schedule of Investments

As of May 31, 2018
	Shares	Value (Note 1)

COMMON STOCKS - 4.65%

Financials - 1.88%
JPMorgan Chase & Co.	1,811	$193,795

Information Technology - 2.77%
Apple, Inc.	1,528	285,537

Total Common Stocks (Cost $407,162)		479,332

EXCHANGE-TRADED PRODUCTS - 90.07%

Closed-End Fund - 1.04%
SPDR S&P Health Care Equipment ETF	1,400	107,702

Equity Funds - 89.03%
ALPS Medical Breakthroughs ETF	5,865	224,336
Consumer Discretionary Select Sector SPDR Fund	5,896	623,561
Energy Select Sector SPDR Fund	6,855	521,049
Health Care Select Sector SPDR Fund	8,544	704,111
Industrial Select Sector SPDR Fund	4,088	304,188
* Invesco DWA Healthcare Momentum ETF	1,300	113,412
iShares MSCI Emerging Markets ETF	10,693	488,563
iShares U.S. Broker-Dealers & Securities Exchanges ETF	4,554	302,659
iShares U.S. Aerospace & Defense ETF	996	198,294
SPDR S&P Biotech ETF	4,614	441,052
SPDR S&P Regional Banking ETF	11,250	710,775
Technology Select Sector SPDR Fund	15,394	1,075,271
Vanguard Financials ETF	14,277	986,683
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,508	299,581
Vanguard FTSE Developed Markets ETF	11,143	492,186
Vanguard Information Technology ETF	4,720	863,807
Vanguard Mid-Cap ETF	3,236	507,114
Vanguard Small-Cap ETF	2,014	312,150
		9,168,792

Total Exchange-Traded Products (Cost $8,498,189)		9,276,494

SHORT-TERM INVESTMENT - 4.99%
§ Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.64%	513,639	513,639

Total Short-Term Investment (Cost $513,639)		513,639

		(Continued)

Cavalier Multi Strategy Fund

Schedule of Investments - Continued

As of May 31, 2018
			Value (Note 1)

Total Value of Investments (Cost $9,418,990) - 99.71%			$10,269,465

Other Assets Less Liabilities - 0.29%			29,558

Net Assets - 100.00%			$10,299,023

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Financials	1.88%	$193,795
Information Technology	2.77%	285,537
Exchange-Traded Products	90.07%	9,276,494
Short-Term Investment	4.99%	513,639
Other Assets Less Liabilities	0.29%	29,558
Total Net Assets	100.00%	$10,299,023

See Notes to Financial Statements

Cavalier Multi Strategy Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $9,418,990)	$10,269,465
Receivables:
Dividends	744
Due from Advisor	45,457
Prepaid expenses:
Registration and filing expenses	7,798
Insurance fees	1,664

Total assets	10,325,128

Liabilities:
Payables:
Fund shares repurchased	45
Accrued expenses:
Professional fees	17,226
Custody fees	2,113
Compliance fees	2,000
Administration fees	1,998
Trustee fees and meeting expenses	1,337
Shareholder fulfillment fees	579
Distribution and service fees - Class C Shares	570
Miscellaneous expenses	150
Fund accounting fees	87

Total liabilities	26,105

Total Net Assets	$10,299,023

Net Assets Consist of:
Paid in capital	$8,680,332
Undistributed net investment income	11,619
Accumulated net realized gain on investments	756,597
Net unrealized appreciation on investments	850,475

Total Net Assets	$10,299,023

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	693,552
Net Assets	$9,562,057
Net Asset Value, Offering Price and Redemption Price Per Share	$13.79

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	55,921
Net Assets	$736,966
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.18

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Multi Strategy Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends	$147,700

Total Investment Income	147,700

Expenses:
Advisory fees (note 2)	103,483
Registration and filing expenses	47,327
Fund accounting fees (note 2)	34,035
Professional fees	28,008
Transfer agent fees (note 2)	27,501
Administration fees (note 2)	23,999
Shareholder fulfillment fees	18,590
Compliance fees	14,747
Trustee fees and meeting expenses	8,059
Custody fees (note 2)	7,363
Distribution and service fees - Class C Shares (note 4)	6,893
Security pricing fees	3,892
Miscellaneous expenses (note 2)	1,334
Insurance fees	1,000

Total Expenses	326,231

Fees waived and reimbursed by Advisor (note 2)	(190,150)

Total Expenses	136,081

Net Investment Income	11,619

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	838,328
Net change in unrealized appreciation on investments	510,321

Net Realized and Unrealized Gain on Investments	1,348,649

Net Increase in Net Assets Resulting from Operations	$1,360,268

See Notes to Financial Statements

Cavalier Multi Strategy Fund

Statements of Changes in Net Assets

For the years ended May 31,			2018	2017

Operations:
Net investment income (loss)			$11,619	$(11,886)
Net realized gain from:
Investment transactions			838,328	413,245
Capital gain distributions from underlying funds			-	548
Net change in unrealized appreciation on investments			510,321	262,674

Net Increase in Net Assets Resulting from Operations			1,360,268	664,581

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			(154,345)	-
Class C Shares			(11,005)	-

Decrease in Net Assets Resulting from Distributions			(165,350)	-

Beneficial Interest Transactions:
Shares sold			1,528,116	8,009,560
Reinvested dividends and distributions			163,146	-
Shares repurchased			(2,408,281)	(3,153,741)

Increase (Decrease) from Beneficial Interest Transactions			(717,019)	4,855,819

Net Increase in Net Assets			477,899	5,520,400

Net Assets:
Beginning of Year			9,821,124	4,300,724
End of Year			$10,299,023	$9,821,124

Undistributed Net Investment Income			$11,619	$-

	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	110,193	$1,419,839	525,858	$6,220,433
Reinvested dividends and distributions	11,456	152,141	-	-
Shares repurchased	(174,477)	(2,312,315)	(135,746)	(1,552,902)
Net Increase (Decrease) in Shares of
Beneficial Interest	(52,828)	$(740,335)	390,112	$4,667,531

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	8,597	$108,277	160,311	$1,789,127
Reinvested dividends and distributions	863	11,005	-	-
Shares repurchased	(7,675)	(95,966)	(141,652)	(1,600,839)
Net Increase in Shares of
Beneficial Interest	1,785	$23,316	18,659	$188,288

See Notes to Financial Statements

Cavalier Multi Strategy Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years ended May 31,	2018	2017	2016		2015		2014

Net Asset Value, Beginning of Year	$12.30	$11.00	12.09		$12.09		$11.06

Income (Loss) from Investment Operations
Net investment income (loss) (c)	0.02	(0.01)	(0.00)	(f)	0.10		0.06
Net realized and unrealized gain (loss)
on investments	1.68	1.31	(0.71)		0.35		1.29

Total from Investment Operations	1.70	1.30	(0.71)		0.45		1.35

Less Distributions:
From net investment income	-	-	-		(0.11)		(0.11)
From net realized gains	(0.21)	-	(0.38)		(0.34)		(0.21)

Total Distributions	(0.21)	-	(0.38)		(0.45)		(0.32)

Net Asset Value, End of Year	$13.79	$12.30	11.00		$12.09		$12.09

Total Return	13.87%	11.82%	(5.89)%		3.91%		12.37%

Net Assets, End of Year (in thousands)	$9,562	$9,178	3,920		$11,650		$5,697

Ratios of:
Gross Expenses to Average Net Assets (a)	3.08%	4.87%	3.92%		2.12%		0.70%
Net Expenses to Average Net Assets (a)	1.25%	1.41%	1.20%	(e)	0.94%	(d)	0.70%
Net Investment Income (Loss) to Average
Net Assets (a)(b)	0.18%	(0.09)%	(0.02)%	(e)	0.81%	(d)	0.56%

Portfolio turnover rate	163.22%	190.49%	173.62%		69.31%		26.97%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Less than $0.01 per share.

See Notes to Financial Statements

Cavalier Multi Strategy Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (f)
fiscal years ended May 31,	2018	2017	2016		2015		2014

Net Asset Value, Beginning of Year	$11.88	$10.73	11.91		$12.04		$11.16

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.10)	(0.12)	(0.12)		0.01		(0.05)
Net realized and unrealized gain (loss)
on investments	1.61	1.27	(0.68)		0.31		1.24

Total from Investment Operations	1.51	1.15	(0.80)		0.32		1.19

Less Distributions:
From net investment income	-	-	-		(0.11)		(0.10)
From net realized gains	(0.21)	-	(0.38)		(0.34)		(0.21)

Total Distributions	(0.21)	-	(0.38)		(0.45)		(0.31)

Net Asset Value, End of Year	$13.18	$11.88	10.73		$11.91		$12.04

Total Return	12.75%	10.72%	(6.75)%		2.82%		10.84%

Net Assets, End of Year (in thousands)	$737	$643	381		$264		$122

Ratios of:
Gross Expenses to Average Net Assets (a)	4.09%	5.85%	5.25%		3.12%		1.70%
Net Expenses to Average Net Assets (a)	2.25%	2.44%	2.27%	(e)	1.94%	(d)	1.70%
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.82)%	(1.06)%	(1.05)%	(e)	0.04%	(d)	(0.43)%

Portfolio turnover rate	163.22%	190.49%	173.62%		69.31%		26.97%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d) Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	8.28%	8.01%	8.35%	09/20/12	1.55%
S&P 500 Total Return Index	14.38%	12.98%	13.80%	N/A	N/A
S&P Global Broad Market Index**	10.44%	7.05%	7.95%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** The Fund previously compared its performance against the S&P Global Broad Market Index.

The Advisor believes the S&P 500 Total Return Index will better align with the goals and objectives of the Fund more accurately.  The S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class C Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2018	Year	Year	Inception	Date	Ratio*
Class C Shares	7.10%	7.10%	7.52%	09/26/12	2.55%
S&P 500 Total Return Index	14.38%	12.98%	14.21%	N/A	N/A
S&P Global Broad Market Index**	10.44%	7.05%	7.28%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** The Fund previously compared its performance against the S&P Global Broad Market Index.

The Advisor believes the S&P 500 Total Return Index will better align with the goals and objectives of the Fund more accurately.  The S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class A Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2018	Inception**	Date	Ratio*
Class A Shares - No Sales Load	4.90%	04/02/18	1.80%
Class A Shares - 4.50% Maximum Sales Load	0.18%	04/02/18	1.80%
S&P 500 Total Return Index	5.15%	N/A	N/A
S&P Global Broad Market Index***	0.88%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated February 12, 2018.
** Not annualized.
***The Fund previously compared its performance against the S&P Global Broad Market Index.

The Advisor believes the S&P 500 Total Return Index will better align with the goals and objectives of the Fund more accurately.  The S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund

Schedule of Investments

As of May 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.26%

Equity Fund - 96.26%

Consumer Discretionary Select Sector SPDR Fund		165,608	$17,514,702
Energy Select Sector SPDR Fund		227,994	17,329,824
Financial Select Sector SPDR Fund		639,408	17,379,109
Health Care Select Sector SPDR Fund		216,808	17,867,147
Industrial Select Sector SPDR Fund		234,071	17,417,223
John Hancock Multi-Factor Consumer Discretionary ETF		27,086	842,510
John Hancock Multifactor Energy ETF		50,000	1,623,880
John Hancock Multi-Factor Financials ETF		8,636	317,645
John Hancock Multifactor Industrials ETF		11,425	396,905
John Hancock Multifactor Materials ETF		14,698	512,887
Materials Select Sector SPDR Fund		294,933	17,159,202
Technology Select Sector SPDR Fund		264,839	18,499,004

Total Exchange-Traded Products (Cost $115,279,573)			126,860,038

SHORT-TERM INVESTMENT - 3.50%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.64%		4,621,097	4,621,097

Total Short-Term Investment (Cost $4,621,097)			4,621,097

Total Value of Investments (Cost $119,900,670) - 99.76%			$131,481,135

Other Assets Less Liabilities - 0.24%			312,602

Net Assets - 100.00%			$131,793,737

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	96.26%	$126,860,038
Short-Term Investment	3.50%	4,621,097
Other Assets Less Liabilities	0.24%	312,602
Total Net Assets	100.00%	$131,793,737

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2018

Assets:
Investments, at value (cost $119,900,670)	$131,481,135
Receivables:
Fund shares sold	399,998
Dividends	4,914
Prepaid expenses:
Registration and filing expenses	10,263
Insurance expenses	2,893

Total assets	131,899,203

Liabilities:
Payables:
Fund shares repurchased	41,703
Accrued expenses:
Advisory fees	24,024
Professional fees	17,225
Administration fees	13,300
Custody fees	3,646
Distribution and service fees - Class C Shares and Class A Shares	1,991
Compliance fees	1,375
Trustee fees and meeting expenses	1,337
Shareholder fulfillment fees	579
Miscellaneous expenses	150
Fund accounting fees	136

Total liabilities	105,466

Total Net Assets	$131,793,737

Net Assets Consist of:
Paid in capital	$116,016,955
Undistributed net investment income	721,735
Accumulated net realized gain on investments	3,474,582
Net unrealized appreciation on investments	11,580,465

Total Net Assets	$131,793,737

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	9,375,631
Net Assets	$129,033,876
Net Asset Value, Offering Price and Redemption Price Per Share	$13.76

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	206,120
Net Assets	$2,712,646
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.16

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,500
Net Assets	$47,215
Net Asset Value and Redemption Price Per Share	$10.49
Maximum Offering Price Per Share ($10.49 ÷ 95.50%)(b)	$10.98
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.
See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations

For the year ended May 31, 2018

Investment Income:
Dividends	$2,144,590

Total Investment Income	2,144,590

Expenses:
Advisory fees (note 2)	1,119,286
Administration fees (note 2)	111,929
Registration and filing expenses	49,185
Fund accounting fees (note 2)	45,160
Transfer agent fees (note 2)	34,297
Shareholder fulfillment fees	33,850
Professional fees	27,990
Distribution and service fees - Class C Shares (note 4)	23,067
Custody fees (note 2)	22,466
Trustee fees and meeting expenses	8,059
Compliance fees (note 2)	6,205
Insurance fees	6,201
Security pricing fees	2,384
Miscellaneous expenses (note 2)	1,334
Distribution and service fees - Class A Shares (note 4)	19

Total Expenses	1,491,432

Advisory fees waived (note 2)	(68,577)

Net Expenses	1,422,855

Net Investment Income	721,735

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	3,529,606
Net change in unrealized appreciation on investments	3,969,855

Net Realized and Unrealized Gain on Investments	7,499,461

Net Increase in Net Assets Resulting from Operations	$8,221,196

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets

For the years ended May 31,	2018	2017

Operations:
Net investment income	$721,735	$510,453
Net realized gain from investment transactions	3,529,606	3,641,419
Net change in unrealized appreciation on investments	3,969,855	6,479,161

Net Increase in Net Assets Resulting from Operations	8,221,196	10,631,033

Distributions to Shareholders From:
Net investment income
Institutional Class Shares	(654,389)	-
Class C Shares	(13,248)	-

Decrease in Net Assets Resulting from Distributions	(667,637)	-

Beneficial Interest Transactions:
Shares sold	49,355,605	38,987,429
Reinvested dividends and distributions	540,626	-
Shares repurchased	(18,468,498)	(46,495,374)

Increase (Decrease) from Beneficial Interest Transactions	31,427,733	(7,507,945)

Net Increase in Net Assets	38,981,292	3,123,088

Net Assets:
Beginning of Year	92,812,445	89,689,357
End of Year	$131,793,737	$92,812,445

Undistributed Net Investment Income	$721,735	$428,202

		(Continued)

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets - Continued

	Year Ended		Year Ended
Share Information:	May 31, 2018		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,579,899	$48,377,032	3,059,108	$36,852,585
Reinvested dividends and distributions	38,133	527,378	-	-
Shares repurchased	(1,274,644)	(17,152,990)	(3,295,426)	(38,933,674)
Net Increase (Decrease) in Shares of
Beneficial Interest	2,343,388	$31,751,420	(236,318)	$(2,081,089)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	71,043	$933,573	80,062	$940,628
Reinvested dividends and distributions	997	13,248	-	-
Shares repurchased	(33,843)	(435,436)	(624,035)	(7,143,982)
Net Increase (Decrease) in Shares of
Beneficial Interest	38,197	$511,385	(543,973)	$(6,203,354)
Class A Shares (a)	Shares	Amount
Shares sold	4,500	$45,000
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Shares of
Beneficial Interest	4,500	$45,000
Class P Shares (b)	Shares	Amount	Shares	Amount
Shares sold	-	$-	117,230	$1,194,216
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(77,232)	(880,072)	(39,998)	(417,718)
Net Increase (Decrease) in Shares of
Beneficial Interest	(77,232)	$(880,072)	77,232	$776,498
(a)		For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.
(b)		For the period from July 1, 2016 (Date of Initial Public Investment) through August 11, 2017 (Date of Full Liquidation).

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2018	2017	2016		2015		2014

Net Asset Value, Beginning of Year	$12.78	$11.26	$12.23		$11.74		$10.67

Income (Loss) from Investment Operations
Net investment income (loss)(d)	0.09	0.08	(0.00)	(g)	0.04		0.04
Net realized and unrealized gain (loss)
on investments	0.97	1.44	(0.66)		1.02		1.60

Total from Investment Operations	1.06	1.52	(0.66)		1.06		1.64

Less Distributions:
From net investment income	(0.08)	-	-		(0.06)		(0.04)
From net realized gains	-	-	(0.31)		(0.51)		(0.53)

Total Distributions	(0.08)	-	(0.31)		(0.57)		(0.57)

Net Asset Value, End of Year	$13.76	$12.78	$11.26		$12.23		$11.74

Total Return (a)	8.28%	13.50%	(5.41)%		9.29%		15.71%

Net Assets, End of Year (in thousands)	$129,034	$89,872	$81,866		$92,098		$30,116

Ratios of:
Gross Expenses to Average Net Assets (b)	1.30%	1.41%	1.42%		1.41%		1.25%
Net Expenses to Average Net Assets (b)	1.25%	1.40%	1.26%	(f)	1.20%	(e)	1.25%
Net Investment Income (Loss) to Average
Net Assets (c)	0.66%	0.64%	(0.03)%	(f)	0.36%	(e)	0.36%

Portfolio turnover rate	80.28%	166.56%	633.50%		323.99%		394.35%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those  net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each	Class C Shares (g)
of the fiscal years ended May 31,	2018	2017	2016		2015		2014

Net Asset Value, Beginning of Year	$12.36	$10.99	$12.06		$11.69		$10.65

Income (Loss) from Investment Operations
Net investment loss (d)	(0.04)	(0.02)	(0.11)		(0.11)		(0.09)
Net realized and unrealized gain (loss)
on investments	0.92	1.39	(0.65)		1.04		1.69

Total from Investment Operations	0.88	1.37	(0.76)		0.93		1.60

Less Distributions:
From net investment income	(0.08)	-	-		(0.05)		(0.03)
From net realized gains	-	-	(0.31)		(0.51)		(0.53)

Total Distributions	(0.08)	-	(0.31)		(0.56)		(0.56)

Net Asset Value, End of Year	$13.16	$12.36	$10.99		$12.06		$11.69

Total Return (a)	7.10%	12.47%	(6.33)%		8.24%		15.37%

Net Assets, End of Year (in thousands)	$2,713	$2,076	$7,823		$9,955		$558

Ratios of:
Gross Expenses to Average Net Assets (b)	2.30%	2.41%	2.41%		2.41%		2.25%
Net Expenses to Average Net Assets (b)	2.25%	2.40%	2.25%	(f)	2.20%	(e)	2.25%
Net Investment Loss to Average
Net Assets (b)(c)	(0.32)%	(0.14)%	(0.99)%	(f)	(0.95)%	(e)	(0.78)%

Portfolio turnover rate	80.28%	166.56%	633.50%		323.99%		394.35%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those  net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding for the period from
April 2, 2018 (Date of Initial Public Investment) through May 31, 2018	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss (f)	(0.02)
Net realized and unrealized gain on investments	0.51

Total from Investment Operations	0.49

Net Asset Value, End of Period	$10.49

Total Return (c)(g)	4.90%	(b)

Net Assets, End of Period (in thousands)	$47

Ratios of:
Gross Expenses to Average Net Assets (d)	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)
Net Investment Loss to Average Net Assets (d)(e)	(1.49)%	(a)

Portfolio turnover rate	80.28%	(b)(h)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Does not include impact of sales charge, if any.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

1.      Organization and Significant Accounting Policies

The Cavalier Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

Each Fund seeks to achieve its investment objective by principally investing in fixed income securities; options; stocks that the portfolio manager believes to have above-average growth potential relative to its peers; and mutual, exchange-traded, and/or closed-end funds that are registered under the Investment Company Act of 1940.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund's Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of May 31, 2018, the Cavalier Fundamental Growth Fund, the Cavalier Growth Opportunities Fund, and the Cavalier Tactical Rotation Fund were the only Funds with active Class A Shares.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
Cavalier Dynamic Growth Fund	October 2, 2009	February 18, 2011	-
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Cavalier Growth Opportunities Fund	September 20, 2012	September 26, 2012	April 16, 2018
(formerly known as "Cavalier Global Opportunities Fund")
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Multi Strategy Fund	September 20, 2012	September 26, 2012	-
(formerly known as "Cavalier Multi Strategist Fund")
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

Liquidation of the Class P Shares

At a meeting held on June 8, 2017, the Board of Trustees, in consultation with the Cavalier Tactical Rotation Fund's investment advisor, Cavalier Investments, LLC, determined that the dissolution and liquidation of the Class P Shares of the Fund was in the best interests of the Fund and its shareholders. In accordance with the decision, the Board of Trustees directed that (i) all of the Class P Shares' portfolio securities be liquidated in an orderly manner and (ii) all outstanding shareholder accounts on August 11, 2017 be closed and the proceeds of each account sent to the shareholder's address of record or to such other address as directed by the shareholder. As of June 12, 2017, the Cavalier Tactical Rotation Fund was no longer accepting the sale of new Class P Shares and will no longer accept purchase orders. The Fund accepted redemption orders until August 11, 2017 and agreed to waive any redemption fees that would otherwise be imposed by the Fund.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

Fund Name Changes
As of February 12, 2018, the Cavalier Growth Opportunities Fund changed its name from the Cavalier Global Opportunities Fund per approval of the Board of Trustees (the "Board" or the "Trustees") at a meeting held on February 6, 2018.  As of April 11, 2018, the Cavalier Multi Strategy Fund changed its name from the Cavalier Multi Strategist Fund per approval of the Trustees at a meeting held on April 10, 2018.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees").  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Underlying Funds
Open-End Funds - Each Fund may invest in portfolios of open-end investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Closed-End Funds - Each Fund may invest in portfolios of closed-end portfolios.  Closed-end funds are valued a discount or premium to their net asset value based on supply and demand of investors in the market and the risk and return profile of the closed-end portfolio.

Limited Partnerships - Each Fund may also invest in limited partnerships.  Limited partnerships are valued at their net asset value as reported by the entity.  In determining the fair value level, the Trust considers the information available on each limited partnership, including, but not limited to, market pricing, selling restrictions, nature of the portfolios of the underlying investment vehicles, and their ability to liquidate their portfolio investments.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2018 for each Fund's investments measured at fair value:

Cavalier Adaptive Income Fund
Assets	Total	Level 1	Level 2	Level 3
Preferred Stock	$500,000	$-	$500,000 -	$-
Asset-Backed Securities	689,608	-	689,608	-
Collateralized Mortgage Obligations	5,468,753	-	5,468,753	-
Short-Term Investment	762,632	762,632	-	-
Total Assets	$7,420,993	$762,632	$6,658,361	$-

Cavalier Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$20,040,479	$20,040,479	$-	$-
Short-Term Investment	3,157,780	3,157,780	-	-
Total Assets	$23,198,259	$23,198,259	$-	$-

Cavalier Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$96,498,908	$96,498,908	$-	$-
Limited Partnership	1,150,074	1,150,074	-	-
Short-Term Investment	6,012,334	6,012,334	-	-
Total Assets	$103,661,316	$103,661,316	$-	$-

Cavalier Growth Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$37,691,946	$37,691,946	$-	$-
Short-Term Investment	872,396	872,396	-	-
Total Assets	$38,564,342	$38,564,342	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

Cavalier Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$6,668,937	$6,668,937	$-	$-
Mutual Funds	24,471,975	24,471,975	-	-
Preferred Stock*	2,000,000	-	2,000,000	-
Short-Term Investment	1,055,922	1,055,922	-	-
Total Assets	$34,196,834	$32,196,834	$2,000,000	$-

Cavalier Multi Strategy Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$479,332	$479,332	$-	$-
Exchange-Traded Products*	9,276,494	9,276,494	-	-
Short-Term Investment	513,639	513,639	-	-
Total Assets	$10,269,465	$10,269,465	$-	$-

Cavalier Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$126,860,038	$126,860,038	$-	$-
Short-Term Investment	4,621,097	4,621,097	-	-
Total Assets	$131,481,135	$131,481,135	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2018.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Purchased Options
When one of the Funds purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.  As of the fiscal year ended May 31, 2018, the Cavalier Dynamic Growth Fund is the only fund that purchased options during the year.

Option Writing
When one of the Funds writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.  As of the fiscal year ended May 31, 2018, the Cavalier Dynamic Growth Fund is the only Fund that held options written during the year.

Derivative Financial Instruments
The Cavalier Dynamic Growth Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the year are included in the Statement of Operations.

There were no derivative instruments outstanding as of May 31, 2018 in any of the Funds.  The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below serve as indicators of the volume of derivative activity for the Cavalier Dynamic Growth Fund.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2018 for the Cavalier Dynamic Growth Fund:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized gain from investment transactions	$ 558,616
Equity Contracts – written options	Net realized loss from options written	$ (2,150,854)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 82,712
Equity Contracts – written options	Net change in unrealized appreciation on options written	$ 46

2.      Tansactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the "Advisor") based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts paid to the Advisor for each Fund during fiscal year ended May 31, 2018:

Fund	Advisory Fee Rate June 1, 2017 - September 8, 2017	Advisory Fee Rate September 9, 2017 - May 31, 2018	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	1.00%	1.00%	$71,085	$71,085	$125,880
Cavalier Dynamic Growth Fund	1.15%	1.00%	172,785	172,785	5,438
Cavalier Fundamental Growth Fund	1.00%	1.00%	825,670	112,701	-
Cavalier Growth Opportunities Fund	1.10%	1.10%	335,911	138,914	-
Cavalier Hedged High Income Fund	1.00%	1.00%	102,651	102,651	78,491
Cavalier Multi Strategy Fund	1.00%	1.00%	103,483	103,483	86,667
Cavalier Tactical Rotation Fund	1.00%	1.00%	1,119,286	68,577	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for the Funds.  Each sub-advisor is paid directly by the Advisor.  The Advisor has engaged sub-advisors for the following Funds:

Fund	Sub-Advisors
Cavalier Adaptive Income Fund	Buckhead Capital Management, LLC
Cavalier Dynamic Growth Fund	Peak Capital Management, LLC
Cavalier Fundamental Growth Fund	Navellier & Associates, Inc.
Cavalier Growth Opportunities Fund	Beaumont Capital Management, LLC
Cavalier Multi Strategy Fund	Bluestone Capital Management, LLC
Cavalier Tactical Rotation Fund	Beaumont Capital Management, LLC

All Due from Advisor amounts indicated in each Fund's Statement of Assets and Liabilities were paid prior to July 30, 2018.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

Expense Limitation
The Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than the following percentages of the average daily net assets of the Institutional Class Shares Class C Shares, and Class A Shares of the Funds:

Fund	June 1, 2017 - September 8, 2017	September 9, 2017 - May 31, 2018
Cavalier Adaptive Income Fund	1.25%	1.25%
Cavalier Dynamic Growth Fund	1.40%	1.25%
Cavalier Fundamental Growth Fund	1.25%	1.25%
Cavalier Growth Opportunities Fund	1.35%	1.35%
Cavalier Hedged High Income Fund	1.25%	1.25%
Cavalier Multi Strategy Fund	1.25%	1.25%
Cavalier Tactical Rotation Fund	1.25%	1.25%

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $150 per month.  A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

The Funds paid the following amounts in Administration fees for the fiscal year ended May 31, 2018:

Fund
Cavalier Adaptive Income Fund	$23,999
Cavalier Dynamic Growth Fund	23,999
Cavalier Fundamental Growth Fund	82,567
Cavalier Growth Opportunities Fund	30,639
Cavalier Hedged High Income Fund	25,196
Cavalier Multi Strategy Fund	23,999
Cavalier Tactical Rotation Fund	111,929

The Funds paid the following amounts in Fund Accounting fees for the fiscal year ended May 31, 2018:

Fund
Cavalier Adaptive Income Fund	$33,711
Cavalier Dynamic Growth Fund	34,701
Cavalier Fundamental Growth Fund	41,176
Cavalier Growth Opportunities Fund	36,804
Cavalier Hedged High Income Fund	34,026
Cavalier Multi Strategy Fund	34,035
Cavalier Tactical Rotation Fund	45,160

The Funds paid the following amounts in Custody fees for the fiscal year ended May 31, 2018:

Fund
Cavalier Adaptive Income Fund	$8,669
Cavalier Dynamic Growth Fund	8,156
Cavalier Fundamental Growth Fund	24,485
Cavalier Growth Opportunities Fund	8,026
Cavalier Hedged High Income Fund	5,655
Cavalier Multi Strategy Fund	7,363
Cavalier Tactical Rotation Fund	22,466

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent's fee arrangements with the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

The Funds paid the following amounts in Transfer Agent fees for the fiscal year ended May 31, 2018:

Fund
Cavalier Adaptive Income Fund	$27,501
Cavalier Dynamic Growth Fund	27,501
Cavalier Fundamental Growth Fund	28,801
Cavalier Growth Opportunities Fund	28,278
Cavalier Hedged High Income Fund	27,501
Cavalier Multi Strategy Fund	27,501
Cavalier Tactical Rotation Fund	34,297

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") will receive $2,000 each year from each Fund.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees , adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class C Shares and Class A Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal year ended May 31, 2018:

Fund	Amount Incurred
Cavalier Adaptive Income Fund	$23,971
Cavalier Dynamic Growth Fund	9,075
Cavalier Fundamental Growth Fund	25,246
Cavalier Growth Opportunities Fund	9,706
Cavalier Hedged High Income Fund	17,052
Cavalier Multi Strategy Fund	6,893
Cavalier Tactical Rotation Fund	23,086

5.      Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$8,906,820	$6,366,815
Cavalier Dynamic Growth Fund	50,261,654	37,880,697
Cavalier Fundamental Growth Fund	117,587,079	99,908,133
Cavalier Growth Opportunities Fund	160,924,055	141,770,549
Cavalier Hedged High Income Fund	28,868,836	1,347,064
Cavalier Multi Strategy Fund	15,001,677	15,321,485
Cavalier Tactical Rotation Fund	116,630,829	86,325,036

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2018.

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2018, open taxable years consisted of the taxable years ended May 31, 2015 through May 31, 2018.  No examination of tax returns is currently in progress for any of the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, dividends paid/received, partnership adjustments, and PFIC mark-to-market adjustments and have no impact on the net assets of the Funds.  For the year ended May 31, 2018, the following reclassifications were necessary:

	Paid-In- Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss on Investments
Cavalier Dynamic Growth Fund	$(1)	$-	$1
Cavalier Fundamental Growth Fund	(99)	86,595	(86,496)
Cavalier Tactical Rotation Fund	-	239,435	(239,435)

Distributions during the fiscal years ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	05/31/2018	$205,235	$-	$120,188
	05/31/2017	239,134	-	-
Cavalier Dynamic Growth Fund	05/31/2018	817,675	121,923	-
	05/31/2017	-	574,583	-
Cavalier Fundamental Growth Fund	05/31/2018	38,981	3,314,434	-
	05/31/2017	80,323	-	-
Cavalier Growth Opportunities Fund	05/31/2018	35,430	-	-
	05/31/2017	25,470	-	-
Cavalier Hedged High Income Fund	05/31/2018	421,036	-	-
	05/31/2017	115,310	-	-
Cavalier Multi Strategy Fund	05/31/2018	165,350	-	-
	05/31/2017	-	-	-
Cavalier Tactical Rotation Fund	05/31/2018	667,637	-	-
	05/31/2017	-	-	-
				-

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

At May 31, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Dynamic Growth Fund	Cavalier Fundamental Growth Fund
Cost of Investments	$7,421,415	$22,959,311	$87,312,211

Gross Unrealized Appreciation	42,271	324,093	17,494,242
Gross Unrealized Depreciation	(42,693)	(85,145)	(1,145,137)
Net Unrealized Appreciation (Depreciation)	(422)	238,948	16,349,105

Accumulated Ordinary Income (Loss)	-	-	1,046,710
Undistributed Long-Term Capital Gains	-	-	3,962,122
Accumulated Net Capital Losses	(168,471)	(674,628)	-
Late Year Losses	-	(43,900)	(197,830)

Distributable Earnings (Accumulated Deficit)	$(168,893)	$(479,580)	$21,160,107

	Cavalier Growth Opportunities Fund	Cavalier Hedged High Income Fund	Cavalier Multi Strategy Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$37,514,054	$34,672,885	$9,419,756	$119,926,624

Gross Unrealized Appreciation	1,329,634	-	860,664	11,580,466
Gross Unrealized Depreciation	(279,346)	(476,051)	(10,955)	(25,955)
Net Unrealized Appreciation (Depreciation)	1,050,288	(476,051)	849,709	11,554,511

Accumulated Ordinary Income (Loss)	2,848,714	75,821	441,388	721,735
Undistributed Long-Term Capital Gains	564,594	-	327,594	3,500,536
Accumulated Net Capital Losses	-	(1,910,290)	-	-
Late Year Losses	(207,150)	-	-	-

Distributable Earnings (Accumulated Deficit)	$4,256,446	$(2,310,520)	$1,618,691	$15,776,782

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2018 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Cavalier Adaptive Income Fund has a loss carryforward of $168,471, of which $52,711 is short term in nature and $115,760 is long-term in nature. The Cavalier Dynamic Growth Fund has a loss carryforward of $450,199, of which $411,211 is short-term in nature and $38,988 is long-term in nature.  The Cavalier Hedged High Income Fund has a loss carryforward of $1,910,290, of which $1,459,098 is short term in nature and $451,192 is long term in nature.  The capital loss carryforwards have no expiration date.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds' fiscal year-end that have not been recognized for tax purposes (Deferred Post October Capital Losses).

For tax purposes, the current late year losses of $43,900 in the Cavalier Dynamic Growth Fund were realized during the period from January 1, 2018 through May 31, 2018.  The current late year losses of $197,830 in the Cavalier Fundamental Growth Fund were realized during the period from January 1, 2018 through May 31, 2018.  The current late year losses of $207,150 in the Cavalier Growth Opportunities Fund were realized during the period from January 1, 2018 through May 31, 2018.  These losses will be recognized for tax purposes on the first business day of the Fund's next fiscal year, June 1, 2018.

7.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

8.      Underlying Investment in Other Investment Company

The Cavalier Hedged High Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Vanguard High-Yield Corporate Fund (the "Vanguard Fund").  The Vanguard Fund is a registered open-end management investment company organized as a Delaware statutory trust. The Cavalier Hedged High Income Fund may redeem its investments from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and the Fund's shareholders to do so.  The financial statements for the Vanguard Fund can be found at www.sec.gov. The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of the Vanguard Fund.  As of May 31, 2018, the percentage of net assets invested in the Vanguard Fund by the Cavalier Hedged High Income Fund was 57.05%.

9.      Borrowings

The Cavalier Dynamic Growth Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.50% on the first $100,000, the Federal Funds rate plus 1.00% on the next $900,000, the Federal Funds rate plus 0.50% on the next $2 million, and the Federal Funds rate plus 0.30% on amounts exceeding $3 million. The average borrowing during the fiscal year was $979,861, and the average interest rate during the year was 2.80%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had $1,738,003 in borrowings as of the fiscal year ended May 31, 2018.  Total interest expense for the year was $62,443 as reflected in the Statement of Operations.

10.      Concentration of Risk

At various times, the Cavalier Dynamic Growth Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions are not of a particular concern at the time.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2018

11.    Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.
Distributions

Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Pay Date	Ordinary Income
Cavalier Adaptive Income Fund	Institutional	6/26/2018	6/27/2018	$0.05307
	Class C	6/26/2018	6/27/2018	0.04535

	Institutional	7/26/2018	7/27/2018	0.03842
	Class C	7/26/2018	7/27/2018	0.02902

	Institutional	6/26/2018	6/27/2018	0.03777
Cavalier Hedged High Income Fund	Class C	6/26/2018	6/27/2018	0.02969

	Institutional	7/26/2018	7/27/2018	0.03993
	Class C	7/26/2018	7/27/2018	0.03014

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategy Fund, and Cavalier Tactical Rotation Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund (formerly, Cavalier Global Opportunities Fund), Cavalier Hedged High Income Fund, Cavalier Multi Strategy Fund (formerly, Cavalier Multi Strategist Fund), and Cavalier Tactical Rotation Fund, each a series of shares of beneficial interest in Starboard Investment Trust (the "Funds"), including the schedules of investments, as of May 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
July 30, 2018

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor's Proxy Voting Policy and the Sub-Advisor's Proxy Voting Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2018.

	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	$205,235	$120,188
Cavalier Dynamic Growth Fund	817,633	121,963
Cavalier Fundamental Growth Fund	-	3,353,415
Cavalier Growth Opportunities Fund	35,430	-
Cavalier Hedged High Income Fund	421,036	-
Cavalier Multi Strategy Fund	165,350	-
Cavalier Tactical Rotation Fund	667,637	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 through May 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cavalier Adaptive Income Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,024.74	$6.31	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,019.04	$11.33	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

Cavalier Dynamic Growth Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 945.40	$7.91	1.63%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.80	$8.20	1.63%
Class C Shares
Actual	$1,000.00	$ 940.58	$16.97	3.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.44	$17.56	3.50%

Cavalier Fundamental Growth Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,072.60	$6.46	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,067.30	$11.60	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$1,025.00	$7.57	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.93	$7.57	1.50%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

Cavalier Growth Opportunities Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During eriod*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,053.70	$6.91	1.35%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.79	1.35%
Class C Shares
Actual	$1,000.00	$1,048.60	$12.00	2.35%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.21	$11.80	2.35%
Class A Shares
Actual	$1,000.00	$1,015.00	$ 8.04	1.60%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.95	$ 8.05	1.60%

Cavalier Hedged High Income Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expense Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,001.14	$6.24	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$ 993.30	$11.18	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

Cavalier Multi Strategy Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,048.30	$6.38	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,043.20	$11.44	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.27	2.25%

Cavalier Tactical Rotation Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 999.10	$6.23	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$ 993.80	$11.18	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$1,015.00	$7.54	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

5.      Approval of Investment Advisory Agreement and Sub-Advisory Agreements

Investment Advisory Agreement with the Advisor
In connection with the special Board meeting held on April 20, 2018, the Board, including a majority of the Independent Trustees, discussed the approval of (i) an interim management agreement pursuant to Rule 15a-4 of the Investment Company Act of 1940 and (ii) a new management agreement, each between the Trust and the Advisor, with respect to each of the Funds (together, the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
The nature, extent, and quality of the services provided by the Advisor. In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement, as well as the nature, extent, and quality of the services provided by the Advisor to the Funds under the proposed Investment Advisory Agreement. In that regard, the Trustees reviewed the services to be provided by the Advisor to the Funds, including, without limitation, the anticipated quality of its investment advisory services. The Board considered the potential for disruption that could result from appointing an investment advisor other than the Advisor. The Board noted the backgrounds of the investment personnel of the Advisor who would be responsible for the day-to-day management of each Fund. The Board also considered the Advisor's efforts to promote the Funds, grow the assets of the Funds, and otherwise assist in the distribution of the Funds' shares. The information reviewed by the Board included the services to be provided by the Advisor (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to comparable funds; the advisory fee for each Fund as compared to the advisory fee charged to each Fund under the prior advisory agreement.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance programs, and the Advisor's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor would be satisfactory and adequate for the Funds.

(ii)
The investment performance of the Funds and Advisor. In considering the investment performance of the Funds and Advisor, the Trustees noted that the Funds' prior performance was attributable in part to the Funds' prior investment advisor. Thus, the ability of the Trustees to consider the investment performance of the Funds with respect to the Advisor was limited. In that regard, the Trustees noted that the Advisor was only responsible for approximately one year of the Funds' performance. Given these circumstances, the Trustees reviewed the performance of the Funds, as the Advisor would seek to continue the methodologies previously utilized in managing the Funds. The Trustees also considered the industry experience of the Advisor's personnel. It was noted that the Funds' performance since inception was similar to and comparable to its peers, outperforming some and underperforming others. Thus, after considering the Funds' investment performance since inception and the experience of the Advisor's personnel and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

(iii)
The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds. In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any indirect benefits derived by the Advisor from the relationship with the Funds, the Trustees first noted that management fees for certain of the Funds under the Agreement would be increased. The Trustees considered the ability of the Advisor to operate the Funds economically under the current and proposed management fees. The Trustees also noted that while the proposed management fees for certain Funds would increase, the expense ratios for those Funds would generally remain the same or decrease, due to changes in how the Funds were managed (reduced acquired fund fees and expenses) or to the Expense Limitation Agreement with the Advisor.

In considering the profitability of the Advisor in providing the services contemplated under the Investment Advisory Agreement, the Board of Trustees considered the nature of the services to be provided by the Advisor. In particular, the Trustees noted that, as presented at the Board Meeting, the Advisor would be responsible for pursuing the Funds' investment strategies by using the methodologies described in the Funds' prospectus.

The Trustees reviewed and discussed the financial stability and profitability of the Advisor. The Trustees considered that the Advisor had only commenced operations approximately one year ago. The Board considered that the Advisor provided historic and pro forma financial statements and other information bearing on financial viability, potential profitability, and other financial considerations. The Board also considered whether the Advisor would be well capitalized going forward based on the commitments of its owners. The Board noted that the overall management fee structure reflects an appropriate level of sharing of any economies of scale under current circumstances. The Board also considered any indirect benefits expected to be realized by the Advisor and its affiliates from its relationship with the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other funds comparable in terms of the type of the Funds, the nature of their investment strategies, and their style of investment management, among other factors. It was noted that the proposed management fee would be similar to or higher than those of the comparable funds and the expense ratio under the proposed Investment Advisory Agreement would be comparable to those of the comparable funds. The Trustees pointed out that the Funds were smaller than the industry average and most of the comparable funds that had been identified.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
The extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds' investors. The Trustees reviewed the Funds' fee arrangement with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds' investors. The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Funds' shareholders to benefit from economies of scale as the Funds grow. The Trustees determined that the maximum management fee would stay the same when the Funds reach higher asset levels and, therefore, did not reflect economies of scale. The Trustees noted that, given the Funds' asset levels, economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future. The Trustees noted that the Funds will benefit from economies of scale under the agreement with the Funds' administrator since it utilized breakpoints. The Trustees also noted that the Advisor was contractually bound to limit the Funds' expenses through an Expense Limitation Agreement. The Trustees noted the one-year term of the Expense Limitation Agreement but also noted that the Advisor intended to renew the Expense Limitation Agreement in the future. The Trustees determined that these arrangements provided potential savings for the benefit of the Funds' investors. Following further discussion of the Funds' asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds' fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

(v)
The Advisor's practices regarding brokerage and portfolio transactions. In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Funds; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

(vi)
The Advisor's practices regarding conflicts of interest. In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.
Sub-Advisory Agreement with the Buckhead
In connection with the special Board meeting held on June 8, 2017, the Board, including a majority of the Independent Trustees, discussed the approval of (i) an interim sub-advisory agreement pursuant to Rule 15a-4 of the Investment Company Act of 1940 and (ii) a new sub-advisory agreement, each between the Advisor and Buckhead Capital Management, LLC ("Buckhead") (together, the "Sub-Advisory Agreement"), with respect the Cavalier Adaptive Income Fund (referred to in this section as the "Fund").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Buckhead.
In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
The nature, extent, and quality of the services provided by Buckhead. The Trustees considered the responsibilities of Buckhead under the Sub-Advisory Agreement. The Trustees reviewed the services being provided by Buckhead to the Fund including, without limitation, the quality of its sub-advisory services since the Fund's inception {including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objective, policies and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the  distribution of Fund shares.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

The Trustees noted that Buckhead utilizes a sector rotation strategy that evaluates the relative strength and momentum of different sectors of the economy in order to identify short -term investment opportunities.

After reviewing the foregoing information and further information in the memorandum from Buckhead {e.g., descriptions of Buckhead's business, Buckhead's compliance program, and Buckhead's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by Buckhead were satisfactory and adequate for the Fund.

(ii)
The investment performance of the Fund and Buckhead. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisers, and applicable peer group data {e.g., Lipper peer group average). The Trustees also considered the consistency of Buckhead's management of the Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Fund, Buckhead's experience managing the Fund, Buckhead's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and Buckhead was satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by Buckhead and its affiliates from the relationship with the Fund. The Trustees first noted that the management fee for the Fund under the Sub-Advisory Agreement was 0.32% of average daily net assets. The Trustees evaluated Buckhead's staffing, personnel, and methods of operating; the education and experience of Buckhead's personnel; Buckhead's compliance program; the financial condition of Buckhead; the level of commitment to the Fund and Buckhead by the principals of Buckhead; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by Buckhead and the nature and frequency of sub-advisory fee payments.

The Trustees reviewed the financial statements for Buckhead and discussed the financial stability and profitability of the firm. The Trustees noted that Buckhead directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund's annual operating expenses. The Trustees also considered potential benefits for Buckhead in managing the Fund, including promotion of Buckhead's name, the ability for Buckhead to place small accounts into the Fund, and the potential for Buckhead to generate soft dollars from Fund trades that may benefit Buckhead as well.

In response to questions from the Independent Trustees, Mr. Wetherington discussed the justification for the portion of Cavalier's investment advisory fee that Cavalier proposed to pay to Buckhead. Among other things, Mr. Wetherington enumerated the functions that Cavalier would perform such as general oversight over Buckhead, and review of all trade executions, post-trade compliance, best execution, and adherence to prospectus disclosure.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund's management fee was higher than most of the comparable funds and lower than others, but higher than the peer group average. The Trustees also determined that the Fund's net expense ratio was higher than the comparable funds and the peer group average. The Trustees noted that the Fund was much smaller than the peer group average.

Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Buckhead by the Fund were fair and reasonable in relation to the nature and quality of the services provided by Buckhead and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. In this regard, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in sub-advisory fee could be reconsidered in the future.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by Buckhead.

(v)
Buckhead's practices regarding brokerage and portfolio transactions. In considering Buckhead's practices regarding brokerage and portfolio transactions, the Trustees reviewed Buckhead's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with Buckhead; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling. After further review and discussion, the Board determined that Buckhead's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
Buckhead's practices regarding conflicts of interest. In considering Buckhead's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of sub-advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and Buckhead's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of Buckhead's code of ethics. Following further consideration and discussion, the Board indicated that Buckhead's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Conclusion. Having reviewed and discussed in depth such information from Buckhead as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
Sub-Advisory Agreement with the Navellier
In connection with the special Board meeting held on July 21, 2016, the Board, including a majority of the Independent Trustees, discussed the approval of (i) an interim sub-advisory agreement pursuant to Rule 15a-4 of the Investment Company Act of 1940 and (ii) a new sub-advisory agreement, each between the Advisor and Navellier & Associates, Inc. ("Navellier") (together, the "Sub-Advisory Agreement"), with respect the Cavalier Fundamental Growth Fund (referred to in this section as the "Fund").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Navellier.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
The nature, extent, and quality of the services provided by Navellier. In considering the nature, extent, and quality of the services provided by Navellier, the Trustees considered the responsibilities of Navellier under the Investment Sub-Advisory Agreement, as well as the nature, extent, and quality of the services provided by Navellier to the Fund under the proposed Investment Sub-Advisory Agreement. In that regard, the Trustees reviewed the services to be provided by Navellier to the Fund, including, without limitation, the anticipated quality of its investment sub-advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Fund, subject to the oversight of Cavalier Investments. After reviewing the foregoing information and further information in the memorandum from Navellier (e.g., descriptions of Navellier's business, Navellier's compliance programs, and Navellier's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Navellier would be satisfactory and adequate for the Fund.

(ii)
Investment performance of the Fund and Navellier. In considering the investment performance of the Fund and Advisor, the Trustees noted that the Fund's prior performance was attributable to Navellier as the Fund's sub-advisor (pursuant to its Investment Sub-Advisory Agreement with Cavalier Investments). Given these circumstances, the Trustees reviewed the performance of the Fund since inception, as Navellier would continue to provide sub-advisory services to the Fund. It was noted that the Fund's performance since inception was similar to and exceeded most of its peers. Thus, after considering the Fund's investment performance since inception, that Navellier would continue to provide sub-advisory services through an Investment Sub-Advisory Agreement with Cavalier Investments and other factors, the Board concluded that the investment performance of the Fund and Cavalier Investments was satisfactory.

(iii)
Costs of the services to be provided and profits to be realized by Navellier. In considering the costs of the services to be provided and profits to be realized by Navellier and its affiliates from the relationship with the Fund, including any indirect benefits derived by Navellier from the relationship with the Fund, the Trustees first noted that the fee payable to Navellier would remain the same as under the prior investment sub-advisory agreement. Mr. Navellier explained that he did not pay himself a salary and that the large publishing side of his business was significantly more profitable than the management side. In considering the profitability of Navellier in providing the services contemplated under the Investment Sub-Advisory Agreement; the Board of Trustees considered the nature of the services to be provided by Navellier. In particular, the Trustees noted that, as presented at the Board Meeting, Navellier would be responsible for pursuing the Fund's investment strategy by using its fundamental quantitative methodologies. The Trustees reviewed the financial statements for Navellier and discussed the financial stability and profitability of the firm. The Trustees also noted that Navellier had sufficient capital to provide advisory services to the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the nature of its investment strategy, and its style of investment management, among other factors. It was noted that the proposed management fee would be similar to those of the comparable funds and the expense ratio under the proposed Investment Sub-Advisory Agreement would lower than of the comparable funds. The Trustees pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to Navellier by the Fund were fair and reasonable in relation to the nature and quality of the services provided by Navellier and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
Extent to which economies of scale would be realized as the Fund grows. The Trustees reviewed the Fund's fee arrangement with Cavalier Investments and Navellier in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale as the Fund grows. The Trustees determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale. The Trustees noted that economies of scale were unlikely to be achievable in the near future due to the Fund's asset size. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future. The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund's administrator since it utilized breakpoints. The Trustees also noted that Cavalier Investments was contractually bound to limit the Fund's expenses through an Expense Limitation Agreement. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by Navellier.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

(v)
Practices regarding brokerage and portfolio transactions. In considering Navellier's practices regarding brokerage and portfolio transactions, the Trustees considered Navellier's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with Navellier; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). Mr. Navellier commented on high-frequency trading systems. After further review and discussion, the Board of Trustees determined that Navellier's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
Practices regarding conflicts of interest. In considering Navellier's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Navellier's code of ethics. Mr. Navellier noted that his family had invested in the Fund, so that the interests of the Sub-Advisor were aligned with those of the Fund's shareholders. Following further consideration and discussion, the Board of Trustees indicated that Navellier's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Conclusion. Having reviewed and discussed in depth such information from Navellier as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
Sub-Advisory Agreement with the Beaumont
In connection with the special Board meeting held on July 21, 2016, the Board, including a majority of the Independent Trustees, discussed the approval of (i) an interim sub-advisory agreement pursuant to Rule 15a-4 of the Investment Company Act of 1940 and (ii) a new sub-advisory agreement, each between the Advisor and Beaumont Capital Management, LLC (together, the "Sub-Advisory Agreement"), with respect the Cavalier Growth Opportunities Fund and the Cavalier Tactical Rotation Fund (referred to in this section as the "Funds").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Beaumont.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
The nature, extent, and quality of the services provided by Beaumont. In considering the nature, extent, and quality of the services provided by Beaumont, the Trustees considered the responsibilities of Beaumont under the Investment Sub-Advisory Agreement, as well as the nature, extent, and quality of the services provided by Beaumont to the Funds under the proposed Investment Sub-Advisory Agreement. In that regard, the Trustees reviewed the services to be provided by Beaumont to the Funds, including, without limitation, the anticipated quality of its investment sub-advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Funds, subject to the oversight of Cavalier Investments. After reviewing the foregoing information and further information in the memorandum from Beaumont (e.g., descriptions of Beaumont's business, Beaumont's compliance programs, and Beaumont's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Beaumont would be satisfactory and adequate for the Funds.

(ii)
Investment performance of the Funds and Beaumont. In considering the investment performance of the Funds and Advisor, the Trustees noted that the Funds' prior performance was attributable to the Funds' Advisor and prior investment advisor. Given these circumstances, the Trustees reviewed the performance of the Funds since inception, as Cavalier Investments would continue to provider advisory services to the Funds and Beaumont would provide sub-advisory services to the Funds, as well as performance information of accounts managed by Beaumont with similar investment strategies as the Funds. It was noted that the Funds' performance since inception was similar to most of its peers over the one-year and three-year periods. Thus, after considering the Funds' investment performance since inception, that Beaumont would provide sub-advisory services through an Investment Sub-Advisory Agreement with Cavalier Investments and other factors, the Board concluded that the investment performance of the Fund and Cavalier Investments was satisfactory.

(iii)
Costs of the services to be provided and profits to be realized by Beaumont. In considering the costs of the services to be provided and profits to be realized by Beaumont and its affiliates from the relationship with the Funds, including any indirect benefits derived by Beaumont from the relationship with the Funds, the Trustees first noted that the fees payable to Beaumont would be paid out of the management fee of Cavalier Investments. It was also noted that the Advisor and Sub-Advisor represented to the Trustees that the split of the advisory fee and sub-advisory fee was based on proportional workloads and expenses borne and, therefore, fair and reasonable.

In considering the profitability of Beaumont in providing the services contemplated under the Investment Sub-Advisory Agreement, the Board of Trustees considered the nature of the services to be provided by Beaumont. In particular, the Trustees noted that, as presented at the Board Meeting, Beaumont would be responsible for pursuing the Cavalier Global Opportunities Fund's investment strategy by using its global, tactical and quantitative process and pursuing the Cavalier Tactical Rotation's investment strategy by its using quantitatively driven, sector rotation process.

The Trustees reviewed the financial statements for Beaumont and discussed the financial stability and profitability of the firm. The Trustees also noted that Beaumont had sufficient capital to provide advisory services to the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other funds comparable in terms of the type of the Funds, the nature of its investment strategy, and its style of investment management, among other factors. It was noted that the proposed management fees would be higher than those of the comparable funds and the expense ratios under the proposed Investment Sub-Advisory Agreement would lower than of the comparable funds. The Trustees pointed out that the Funds were much smaller than the industry average and the comparable funds that had been identified.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to Beaumont by the Funds were fair and reasonable in relation to the nature and quality of the services provided by Beaumont and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

(iv)
Extent to which economies of scale would be realized as the Funds grow. The Trustees reviewed the Funds' fee arrangement with Cavalier Investments and Beaumont in order to evaluate the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds' investors. The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Funds' shareholders to benefit from economies of scale as the Fund grows. The Trustees determined that the maximum management fee would stay the same when the Funds reach higher asset levels and, therefore, did not reflect economies of scale. The Trustees noted that economies of scale were unlikely to be achievable in the near future due to the Funds' asset sizes. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

The Trustees noted that the Funds will benefit from economies of scale under the agreement with the Funds' administrator since it utilized breakpoints. The Trustees also noted that Cavalier Investments was contractually bound to limit the Funds' expenses through an Expense Limitation Agreement. The Trustees determined that these arrangements provided potential savings for the benefit of the Funds' investors. Following further discussion of the Funds' asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds' fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by Beaumont.

(v)
Practices regarding brokerage and portfolio transactions. In considering Beaumont's practices regarding brokerage and portfolio transactions, the Trustees considered Beaumont's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Funds; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with Beaumont; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). After further review and discussion, the Board of Trustees determined that Beaumont's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
Practices regarding conflicts of interest. In considering Beaumont's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of Beaumont's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that Beaumont's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Conclusion. Having reviewed and discussed in depth such information from Beaumont as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Funds.
Sub-Advisory Agreement with the Bluestone
In connection with the special Board meeting held on July 21, 2016, the Board, including a majority of the Independent Trustees, discussed the approval of (i) an interim sub-advisory agreement pursuant to Rule 15a-4 of the Investment Company Act of 1940 and (ii) a new sub-advisory agreement, each between the Advisor and Bluestone Capital Management, LLC ("Bluestone") (together, the "Sub-Advisory Agreement"), with respect the Cavalier Multi Strategy Fund (referred to in this section as the "Fund").
(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Bluestone.
In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
The nature. extent and quality of the services provided by Bluestone. In considering the nature, extent, and quality of the services provided by Bluestone, the Trustees considered the responsibilities of Bluestone under the Investment Sub-Advisory Agreement, as well as the nature, extent, and quality of the services provided by Bluestone to the Fund under the proposed Investment Sub-Advisory Agreement. In that regard, the Trustees reviewed the services to be provided by Bluestone to the Fund, including, without limitation, the anticipated quality of its investment sub-advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Fund, subject to the oversight of Cavalier Investments. After reviewing the foregoing information and further information in the memorandum from Bluestone (e.g., descriptions of Bluestone's business, Bluestone's compliance programs, and Bluestone's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Bluestone would be satisfactory and adequate for the Fund.

(ii)
Investment performance of the Fund and Bluestone. In considering the investment performance of the Fund and Advisor, the Trustees noted that the Fund's prior performance was attributable in part to Cavalier Investments. Given these circumstances, the Trustees reviewed the performance of the Fund, as well as the performance of accounts managed by Bluestone with similar strategies to the Fund. It was noted that the Fund's performance since inception exceeded most of its peers over the three year period and was comparable to its peers over the one year period. Thus, after considering the Fund's investment performance since inception, that Bluestone would provide sub-advisory services through an Investment Sub-Advisory Agreement with Cavalier Investments and other factors, the Board concluded that the investment performance of the Fund and Cavalier Investments was satisfactory.

(iii)
Costs of the services to be provided and profits to be realized by Bluestone. In considering the costs of the services to be provided and profits to be realized by Bluestone and its affiliates from the relationship with the Fund, including any indirect benefits derived by Bluestone from the relationship with the Fund, the Trustees first noted that the fee payable to Bluestone would be paid by the Advisor out of its management fee. It was also noted that the Advisor and Sub-Advisor represented to the Trustees that the split of the advisory fee and sub-advisory fee was based on proportional workloads and expenses borne and, therefore, fair and reasonable. In considering the profitability of Bluestone in providing the services contemplated under the Investment Sub-Advisory Agreement, the Board of Trustees considered the nature of the services to be provided by Bluestone. In particular, the Trustees noted that, as presented at the Board Meeting, Bluestone would be responsible for pursuing the Fund's investment strategy by using its tactical asset management strategy. The Trustees reviewed the financial statements for Bluestone and discussed the financial stability and profitability of the firm. The Trustees also noted that Bluestone had sufficient capital to provide advisory services to the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the nature of its investment strategy, and its style of investment management, among other factors. It was noted that the proposed management fee would be higher than those of the comparable funds and the expense ratio under the proposed Investment Sub-Advisory Agreement would lower than of the comparable funds. The Trustees pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to Bluestone by the Fund were fair and reasonable in relation to the nature and quality of the services provided by Bluestone and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

(iv)
Extent to which economies of scale would be realized as the Fund grows. The Trustees reviewed the Fund's fee arrangement with Cavalier Investments and Bluestone in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale as the Fund grows. The Trustees determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale. The Trustees noted that economies of scale were unlikely to be achievable in the near future due to the Fund's asset size. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future. The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund's administrator since it utilized breakpoints. The Trustees also noted that Cavalier Investments was contractually bound to limit the Fund's expenses through an Expense Limitation Agreement. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by Bluestone.

(v)
Practices regarding brokerage and portfolio transactions. In considering Bluestone's practices regarding brokerage and portfolio transactions, the Trustees considered Bluestone's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with Bluestone; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). After further review and discussion, the Board of Trustees determined that Bluestone's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
Practices regarding conflicts of interest. In considering Bluestone's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Bluestone's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that Bluestone's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Conclusion. Having reviewed and discussed in depth such information from Bluestone as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
6.      Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $14,103 during the fiscal year ended May 31, 2018 for their services to the Funds and Trust.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2018

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for its twenty-eight series, Chesapeake Investment Trust for its one series, DGHM Investment Trust for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69	Suite #100
Rocky Mount, North Carolina 27802-0069	Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, May 31, 2018, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2017	2018
Cavalier Adaptive Income Fund	$11,750	$12,000
Cavalier Dynamic Growth Fund	$11,750	$12,000
Cavalier Fundamental Growth Fund	$11,750	$12,000
Cavalier Growth Opportunities Fund	$11,750	$12,000
Cavalier Hedged High Income Fund	$11,750	$12,000
Cavalier Multi Strategy Fund	$11,750	$12,000
Cavalier Tactical Rotation Fund	$11,750	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2017 and May 31, 2018 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2016	2017
Cavalier Adaptive Income Fund	$2,000	$2,000
Cavalier Dynamic Growth Fund	$2,000	$2,000
Cavalier Fundamental Growth Fund	$2,000	$2,000
Cavalier Growth Opportunities Fund	$2,000	$2,000
Cavalier Hedged High Income Fund	$2,000	$2,000
Cavalier Multi Strategy Fund	$2,000	$2,000
Cavalier Tactical Rotation Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2017 and May 31, 2018 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: August 9, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: August 9, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 9, 2018	Ashley E. Harris Treasurer and Principal Financial Officer